As filed with the Securities and Exchange Commission on March 11, 1996

                                                      Registration No. 33-80784
                                                              File No. 811-8484
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                           ---------------------------


                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

                        Pre-Effective Amendment No. ____             [   ]

                         Post-Effective Amendment No. 5              [ X ]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                                Amendment No. 8                      [ X ]

                        (Check appropriate box or boxes)
                           ---------------------------


                           MENTOR INSTITUTIONAL TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 1357
                            Richmond, Virginia 23286
                    (Address of principal executive offices)

       Registrant's Telephone Number, Including Area Code: (804) 782-3647


                           ---------------------------



                                Paul F. Costello
                                    President
                           Mentor Institutional Trust
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)

                                     Copy to

                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110

                           ---------------------------


              It is proposed that this filing will become effective
                             (check appropriate box)

[ X ]       immediately upon filing pursuant to paragraph (b)


[   ]       on (date) pursuant to paragraph (b)


[   ]       60 days after filing pursuant to paragraph (a)(1)

[   ]       on  (date) pursuant to paragraph (a)(1)

[   ]       75 days after filing pursuant to paragraph (a)(2)

[   ]       on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]       this post-effective amendment designates a new effective date for a previously filed post-effective amendment


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 notice for the fiscal year ended October 31, 1995 has been filed with the Securities and Exchange Commission on December 28, 1995.

                           MENTOR INSTITUTIONAL TRUST

                              CROSS REFERENCE SHEET

                          (as required by Rule 404(c))


         The Cross Reference Sheet with respect to Parts A and B for the Mentor International Portfolio is incorporated herein by reference from Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80784) previously filed on September 5, 1995.


Part A - Mentor Institutional Trust

        N-1A Item No.                                                            Location

1.      Cover Page.....................................................         Cover Page

2.      Synopsis.......................................................         Cover Page; Expense summary

3.      Condensed Financial Information................................         Expense summary; Financial
                                                                                Highlights

4.      General Description of Registrant..............................         Cover Page; Investment objectives
                                                                                and policies; Mentor Institutional
                                                                                Trust; Investment practices and
                                                                                risks

5.      Management of the Fund.........................................         Investment objectives and policies;
                                                                                Investment practices and risks;
                                                                                Management of the Portfolios;
                                                                                Mentor Institutional Trust; How the
                                                                                Portfolios value their shares;
                                                                                Custodian and transfer and
                                                                                dividend agent; Performance
                                                                                information

5A.     Management's Discussion
          of Fund Performance..........................................         Contained in the Registrant's
                                                                                Annual Report to Shareholders

                                                      -1-


6.      Capital Stock and Other
          Securities...................................................         Management of the Portfolios;
                                                                                Mentor Institutional Trust;
                                                                                Purchase of shares; How
                                                                                distributions are made; tax
                                                                                information; Performance
                                                                                information

7.      Purchase of Securities Being
          Offered......................................................         Management of the Trust; Purchase
                                                                                of shares

8.      Redemption or Repurchase.......................................         Purchase of shares; Redemption of
                                                                                shares

9.      Pending Legal Proceedings......................................         Not Applicable

                                                      -2-

Part A - Mentor Fixed-Income Portfolio

        N-1A Item No.                                                           Location
1.      Cover Page.....................................................         Cover Page

2.      Synopsis.......................................................         Cover Page; Expense summary

3.      Condensed Financial Information................................         Expense summary; Financial
                                                                                Highlights

4.      General Description of Registrant..............................         Cover Page; Investment objectives
                                                                                and policies; Other investment
                                                                                practices and risks

5.      Management of the Fund.........................................         Investment objectives and policies;
                                                                                Other investment practices and
                                                                                risks; Management of the Portfolio;
                                                                                Mentor Institutional Trust; How the
                                                                                Portfolio values its shares;
                                                                                Custodian and transfer and
                                                                                dividend agent; Performance
                                                                                information

5A.     Management's Discussion
          of Fund Performance..........................................         Contained in the Registrant's
                                                                                Annual Report to Shareholders

6.      Capital Stock and Other
          Securities...................................................         Management of the Portfolio;
                                                                                Mentor Institutional Trust;
                                                                                Purchase of shares; How
                                                                                distributions are made; Taxes;
                                                                                Performance information

7.      Purchase of Securities Being
          Offered......................................................         Management of the Portfolio;
                                                                                Purchase of shares

8.      Redemption or Repurchase.......................................         Purchase of shares; Redemption of
                                                                                shares

9.      Pending Legal Proceedings......................................         Not Applicable

                                                      -3-

Part A - Mentor Intermediate Duration Portfolio

        N-1A Item No.                                                           Location
1.      Cover Page.....................................................         Cover Page

2.      Synopsis.......................................................         Cover Page; Expense summary

3.      Condensed Financial Information................................         Expense summary; Financial
                                                                                Highlights

4.      General Description of Registrant..............................         Cover Page; Investment objectives
                                                                                and policies; Other investment
                                                                                practices and risks

5.      Management of the Fund.........................................         Investment objectives and policies;
                                                                                Other investment practices and
                                                                                risks; Management of the Portfolio;
                                                                                Mentor Institutional Trust; How the
                                                                                Portfolio values its shares;
                                                                                Custodian and transfer and
                                                                                dividend agent; Performance
                                                                                information

5A.     Management's Discussion
          of Fund Performance..........................................         Contained in the Registrant's
                                                                                Annual Report to Shareholders

6.      Capital Stock and Other
          Securities...................................................         Management of the Portfolio;
                                                                                Mentor Institutional Trust;
                                                                                Purchase of shares; How
                                                                                distributions are made; Taxes;
                                                                                Performance information

7.      Purchase of Securities Being
          Offered......................................................         Management of the Portfolio;
                                                                                Purchase of shares

8.      Redemption or Repurchase.......................................         Purchase of shares; Redemption of
                                                                                shares

9.      Pending Legal Proceedings......................................         Not Applicable

Part A - Mentor Cash Management Portfolio

        N-1A Item No.                                                           Location
1.      Cover Page.....................................................         Cover Page

2.      Synopsis.......................................................         Cover Page; Expense summary

3.      Condensed Financial Information................................         Expense summary; Financial
                                                                                Highlights

4.      General Description of Registrant..............................         Cover Page; Investment objective
                                                                                and policies; Other investment
                                                                                practices and risks

5.      Management of the Fund.........................................         Investment objective and policies;
                                                                                Other investment practices and
                                                                                risks; Management of the Portfolio;
                                                                                Mentor Institutional Trust; How the
                                                                                Portfolio values its shares;
                                                                                Custodian and transfer and
                                                                                dividend agent; Performance
                                                                                information

5A.     Management's Discussion
          of Fund Performance..........................................         Contained in the Registrant's
                                                                                Annual Report to Shareholders


6.      Capital Stock and Other
          Securities...................................................         Management of the Portfolio;
                                                                                Mentor Institutional Trust;
                                                                                Purchase of shares; Dividends;
                                                                                Taxes; Performance information

7.      Purchase of Securities Being
          Offered......................................................         Management of the Portfolio;
                                                                                Purchase of shares

8.      Redemption or Repurchase.......................................         Purchase of shares; Redemption of
                                                                                shares;

9.      Pending Legal Proceedings......................................         Not Applicable

                                                      -5-

Part A - SNAP Fund

        N-1A Item No.                                                           Location
1.      Cover Page.....................................................         Cover Page

2.      Synopsis.......................................................         Cover Page; Expense summary

3.      Condensed Financial Information................................         Expense summary; Financial
                                                                                Highlights

4.      General Description of Registrant..............................         Cover Page; Investment objective
                                                                                and policies; Other investment
                                                                                practices and risks

5.      Management of the Fund.........................................         Investment objective and policies;
                                                                                Other investment practices and
                                                                                risks; Management of the Fund;
                                                                                Mentor Institutional Trust; How the
                                                                                Fund values its shares; Custodian
                                                                                and transfer and dividend agent;
                                                                                Performance information

5A.     Management's Discussion
          of Fund Performance..........................................         Not applicable


6.      Capital Stock and Other
          Securities...................................................         Management of the Fund; Mentor
                                                                                Institutional Trust; How
                                                                                distributions are made; How to
                                                                                participate in the Fund;  Taxes;
                                                                                Performance information

7.      Purchase of Securities Being
          Offered......................................................         Management of the Fund; How to
                                                                                participate in the Fund

8.      Redemption or Repurchase.......................................         How to participate in the Fund;
                                                                                How to redeem shares

9.      Pending Legal Proceedings......................................         Not Applicable

                                                      -6-

Part B - Mentor Fixed-Income, Mentor Intermediate Duration, Mentor Cash
              Management, and Mentor International Portfolios.

         N-1A Item No.                                                          Location
10.      Cover Page....................................................         Cover Page

11.      Table of Contents.............................................         Cover Page

12.      General Information and History...............................         General

13.      Investment Objectives and
           Policies....................................................         Investment Restrictions; Certain
                                                                                Investment Techniques

14.      Management of the Fund........................................         Management of the Trust;
                                                                                Investment Advisory and Other
                                                                                Services; The Distributor

15.      Control Persons and Principal
           Holders of Securities.......................................         Principal Holders of Securities

16.      Investment Advisory and Other
           Services....................................................         Investment Advisory and Other
                                                                                Services; Management of the Trust;
                                                                                Independent Accountants; Experts;
                                                                                Custodian; Officers of
                                                                                Commonwealth

17.      Brokerage Allocation..........................................         Brokerage

18.      Capital Stock and Other
           Securities..................................................         Determination of Net Asset Value;
                                                                                Tax Status; The Distributor;
                                                                                Shareholder Liability

19.      Purchase, Redemption and Pricing
           of Securities Being Offered.................................         Brokerage; Determination of Net
                                                                                Asset Value; The Distributor

20.      Tax Status....................................................         Investment Restrictions; Tax Status

21.      Underwriters..................................................         The Distributor

22.      Calculations of Performance Data..............................         Performance Information

                                                      -7-

Part B   -  SNAP Fund

         N-1A Item No.                                                          Location
10.      Cover Page....................................................         Cover Page

11.      Table of Contents.............................................         Cover Page

12.      General Information and History...............................         General

13.      Investment Objectives and
           Policies....................................................         Investment Restrictions

14.      Management of the Fund........................................         Management of the Trust;
                                                                                Investment Advisory and Other
                                                                                Services

15.      Control Persons and Principal
           Holders of Securities.......................................         Principal Holders of Securities

16.      Investment Advisory and Other
           Services....................................................         Investment Advisory and Other
                                                                                Services; Management of the Trust;
                                                                                Independent Accountants;
                                                                                Custodian; Officers of
                                                                                Commonwealth

17.      Brokerage Allocation..........................................         Brokerage

18.      Capital Stock and Other
           Securities..................................................         Determination of Net Asset Value;
                                                                                Tax Status; Shareholder Liability

19.      Purchase, Redemption and Pricing
           of Securities Being Offered.................................         Brokerage; Determination of Net
                                                                                Asset Value

20.      Tax Status....................................................         Investment Restrictions; Tax Status

21.      Underwriters..................................................         Not applicable

22.      Calculations of Performance Data..............................         Performance Information


Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

     PART A OF POST-EFFECTIVE AMENDMENT NO. 3 TO THE REGISTRATION STATEMENT OF THE REGISTRANT ON FORM N-1A (FILE NO. 33-80784) IN RESPECT OF THE MENTOR INTERNATIONAL PORTFOLIO WHICH WAS PREVIOUSLY FILED ON SEPTEMBER 5, 1995, IS INCORPORATED HEREIN BY REFERENCE.

P R O S P E C T U S                                           March 11, 1996

                           MENTOR INSTITUTIONAL TRUST

     Mentor Institutional Trust offers investors an opportunity to design an investment program by investing in one or more different investment portfolios. The Portfolios are being offered principally to institutional and high net-worth individual investors.


     The MENTOR CASH MANAGEMENT PORTFOLIO is a "money market" fund, seeking as high a rate of current income as Commonwealth Investment Counsel, Inc. believes is consistent with preservation of capital and maintenance of liquidity. AN INVESTMENT IN THAT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     The MENTOR INTERMEDIATE DURATION PORTFOLIO and MENTOR FIXED-INCOME PORTFOLIO seek a high level of long-term total return by investing in diversified portfolios of investment-grade, fixed-income securities. Preservation of capital is a secondary objective to the extent consistent with a Portfolio's primary objective of seeking a high level of long-term total return. MENTOR INTERMEDIATE DURATION PORTFOLIO will normally maintain a portfolio duration of from two to five years. MENTOR FIXED-INCOME PORTFOLIO will normally maintain a portfolio duration of from four to seven years. There is no limit on the average weighted portfolio maturity these Portfolios may maintain, and a Portfolio's average weighted maturity will likely be longer than its portfolio duration. Commonwealth Investment Counsel, Inc. is the investment adviser for these Portfolios.


     The MENTOR INTERNATIONAL PORTFOLIO seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of issuers outside the United States. THIS PORTFOLIO MAY USE "LEVERAGE" -- THAT IS, IT MAY BORROW MONEY TO PURCHASE ADDITIONAL PORTFOLIO SECURITIES, WHICH INVOLVES SPECIAL RISKS. Mentor Perpetual Advisors, L.L.C. is the investment adviser to this Portfolio.


     This Prospectus sets forth concisely the information about the Portfolios that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION IN THE MARCH 11, 1996 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT, CALL MENTOR DISTRIBUTORS, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Trust's address is P.O. Box 1357, Richmond, Virginia 23286-0109.


                           MENTOR DISTRIBUTORS, INC.
                                  DISTRIBUTOR

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
      OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE
           FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                          BOARD, OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
         COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
          ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in a Portfolio. The following table summarizes an investor's maximum transaction costs from investing in the Portfolios and, except for the International Portfolio, expenses incurred for the past fiscal year. For the International Portfolio, the expenses reflect those that the Portfolio expects to incur in its first full fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each Portfolio over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases..........................   None
Maximum Sales Load Imposed on Reinvested Dividends...............   None
Deferred Sales Load..............................................   None
Redemption Fees..................................................   None
Exchange Fee.....................................................   None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                                  MENTOR         MENTOR        MENTOR
                                                                   CASH       INTERMEDIATE     FIXED-         MENTOR
                                                                MANAGEMENT      DURATION       INCOME      INTERNATIONAL
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
Management Fees..............................................      0.00%          0.00%          0.00%          0.00%
12b-1 Fees...................................................      0.00%          0.00%          0.00%          0.00%
Other Expenses (after voluntary expense limitation)..........      0.04%*         0.05%*         0.05%*         0.30%
Total Fund Operating Expenses................................      0.04%*         0.05%*         0.05%*         0.30%



* Other Expenses reflect a voluntary expense limitation currently in effect. In the absence of the expense limitation, Other Expenses and Total Fund Operating Expenses for the Portfolios' last fiscal year would have been 0.18% for the Cash Management Portfolio, 0.25% for the Intermediate Duration Portfolio, and 0.22% for the Fixed-Income Portfolio.


EXAMPLES

     An investment of $1,000 in a Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Mentor Cash Management Portfolio.................................     $1        $ 2        $ 3         $6
Mentor Intermediate Duration Portfolio...........................      1          2          3          7
Mentor Fixed-Income Portfolio....................................      1          2          3          7
Mentor International Portfolio...................................      4         10         17         39





     This information is provided to help investors understand the expenses of investing in each of the Portfolios and an investor's share of the operating expenses of the Portfolios. The Examples should not be considered representations of future performance; actual expenses may be more or less than those shown.

FINANCIAL HIGHLIGHTS


     The financial highlights presented below have been derived from the Trust's financial statements which were audited and reported on by KPMG Peat Marwick LLP, the Trust's independent auditors. Their report dated December 8, 1995 on the financial statements of the Trust for the fiscal period ended October 31, 1995 is included in the Trust's Annual Report to shareholders for the 1995 fiscal year, which is incorporated herein by reference. A copy of the Annual Report may be obtained free of charge from the Trust. No shares of the International Portfolio were outstanding during the period for which information is shown.



                                                                              MENTOR         MENTOR          MENTOR
                                                                               CASH       INTERMEDIATE       FIXED-
                                                                            MANAGEMENT      DURATION         INCOME
                                                                            PORTFOLIO*    PORTFOLIO**     PORTFOLIO***
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.....................................    $   1.00       $  12.50        $  12.50
Income from investment operations
  Net investment income..................................................        0.05           0.78            0.81
  New realized and unrealized gain on investments........................          --           0.74            1.14
  Total from investment operations.......................................        0.05           1.52            1.95
LESS DISTRIBUTIONS
  Dividends from income..................................................       (0.05)         (0.71)          (0.74)
NET ASSET VALUE, END OF PERIOD...........................................    $   1.00       $  13.31        $  13.71
TOTAL RETURN.............................................................        5.06%         12.38%          15.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................................    $ 69,997       $ 11,966        $ 34,053
Ratio of expenses to average net assets..................................        0.04%(a)       0.05%(a)        0.05%(a)
Ratio of expenses to average net assets excluding waiver.................        0.18%(a)       0.25%(a)        0.22%(a)
Ratio of net investment income to average net assets.....................        5.56%(a)       6.52%(a)        6.75%(a)
Portfolio turnover rate..................................................          --            307%            302%


(a) Annualized.
  * For the period from December 5, 1994 (commencement of operations) to October 31, 1995.
 ** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.
*** For the period from December 6, 1994 (commencement of operations) to October 31, 1995.
                                       3

INVESTMENT OBJECTIVES AND POLICIES
MENTOR CASH MANAGEMENT PORTFOLIO.


THE MENTOR CASH MANAGEMENT PORTFOLIO'S INVESTMENT OBJECTIVE IS TO SEEK AS HIGH A RATE OF CURRENT INCOME AS COMMONWEALTH INVESTMENT COUNSEL, INC. ("COMMONWEALTH") BELIEVES IS CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. The Portfolio will invest in high-quality short-term instruments including U.S. Government securities, banker's acceptances, prime commercial paper, fixed-income securities of corporations and other private issuers, and money market instruments. There can, of course, be no assurance that the Portfolio will achieve its investment objective.


     The Portfolio will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following:

     (Bullet) U.S. GOVERNMENT SECURITIES: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

     (Bullet) BANKER'S ACCEPTANCES: negotiable drafts or bills of exchange, which have been "accepted" by a domestic bank (or a foreign bank with an agency domiciled in the United States), meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

     (Bullet) PRIME COMMERCIAL PAPER: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of a jurisdiction within the United States.

     (Bullet) OTHER SHORT-TERM OBLIGATIONS: high-quality, short-term obligations of corporate issuers.

     (Bullet) REPURCHASE AGREEMENTS: with respect to U.S. Government or agency securities.


     The Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees of the Trust believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated A-1 by Standard & Poor's and P-1 by Moody's Investors Service, Inc., and (ii) obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Portfolio will not invest in securities rated below A-1 or P-1 (or securities not so rated whose issuer does not have outstanding short-term debt obligations, of comparable priority and security, rated A-1 or P-1). The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than thirteen months. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer, nor will the Portfolio make an investment in commercial paper if, immediately thereafter, more than 35% of its total assets would be invested in commercial paper. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.


     Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Commonwealth believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the securities held by the Portfolio. The Portfolio will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Portfolio's securities will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The value of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.


     CONCENTRATION. The Portfolio may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Portfolio has concentrated its investments in bank obligations, the value of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.


MENTOR INTERMEDIATE DURATION PORTFOLIO AND MENTOR FIXED-INCOME PORTFOLIO.

     The investment objective of both of these Portfolios is to seek a high level of long-term total return. Preservation of capital is a secondary objective to the extent consistent with a Portfolio's primary objective of seeking a high level of long-term total return. The Portfolios will invest in U.S. Government securities, fixed-income securities of corporations and other private issuers, mortgage-backed securities, and other asset-backed securities. Each of the Portfolios may also hold a portion of its assets in cash or money market instruments. There can, of course, be no assurance that the Portfolios will achieve their investment objectives.

    The INTERMEDIATE DURATION PORTFOLIO will normally maintain a portfolio duration of from TWO TO FIVE YEARS.

     The FIXED-INCOME PORTFOLIO will normally maintain a portfolio duration of from FOUR TO SEVEN YEARS.

     A Portfolio's "portfolio duration" at any time is the dollar-weighted average duration of its portfolio securities at that time. In general, the net asset value of a Portfolio with a longer portfolio duration will increase or decrease to a greater degree in response to changes in interest rates than will the net asset value of a Portfolio with a shorter portfolio duration. (Typically, for example, the value of a security with a three-year duration will increase by approximately three percent in response to a one-percent decline in interest rates, and will decline by approximately three percent in response to a one-percent rise in interest rates; similarly, the value of a security with a seven-year duration will increase by approximately seven percent in response to a one-percent decline in interest rates, and will decline by approximately seven percent in response to a one-percent rise in interest rates; and so on.) However, because issuers of securities with longer durations typically pay interest on those securities at rates higher than in the case of securities with shorter durations, the current income of a Portfolio with a longer portfolio duration will typically be greater than that of a Portfolio with a shorter portfolio duration.

     Commonwealth may take full advantage of the entire range of maturities of the securities in which a Portfolio may invest and may, through the purchase and sale of securities with different durations, adjust each Portfolio's portfolio duration from time to time, depending on its assessment of the relative values of securities of different durations and maturities and expectations of future changes in interest rates. There can be no assurance that either Portfolio will be able to maintain any particular portfolio duration.

     A Portfolio's "total return" consists of current income, including interest payments and discount accruals, plus any increases in the values of the Portfolio's investments (less any decreases in the values of any of its investments and amortizations of premiums). A Portfolio may seek to increase its total return by investing in investment-grade securities which Commonwealth believes may appreciate in value as a result of changes in interest rates or other market factors.

     Traditionally, a debt security's "term to maturity" has been used to evaluate the sensitivity of the security's price to changes in interest rates (the security's interest-rate "volatility"). However, a security's term to maturity measures only the period of time until the last payment of principal or interest on the security, and does not take into account the timing of the various payments of principal or interest to be made prior to the instrument's maturity. By contrast, "duration" is a measure of the full stream of payments to be received on a debt instrument, including both interest and principal payments, based on their present values. Duration measures the periods of time between the present time and the time when the various interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by their present values. Duration can be a more accurate measure of interest rate volatility than term-to-maturity. There is no limit on the average weighted maturity either Portfolio may maintain, and a Portfolio's average weighted maturity will likely be longer than its portfolio duration.

     There are some situations where the standard duration calculation does not properly reflect the interest-rate volatility of a security. For example, floating and variable rate securities often have final maturities of ten years or more; however, their interest-rate volatility is determined based principally on the period of time until their interest rates are reset and on the terms on which they may be reset. Another example where a security's interest-rate volatility is not properly measured by the standard duration calculation is in the case of mortgage-backed securities. The stated final maturity of such securities may be up to 30 years, but the actual cash flow on the securities will be determined by the prepayment rates on the underlying mortgage loans. Therefore, the duration of such a security can change if prepayment rates change. In these and other similar situations, Commonwealth will estimate a security's duration using analytical techniques that take into account such factors as the expected prepayment rate on the security and how the prepayment rate might change under various market conditions. Because calculation of a security's duration may be based in part on estimates such as these made by Commonwealth, a Portfolio's ability to maintain a particular portfolio duration will depend on Commonwealth's ability to make those estimates accurately.

     The Fixed-Income Portfolio will normally invest at least 65% of its total assets, determined at the time of investment, in fixed-income securities. A fixed-income security is a debt security paying interest at a rate specified in the terms of the security or determined based on a formula or factors specified in the terms of the security.

     The Portfolios will only invest in securities of investment grade. A security will be deemed to be of "investment grade" if, at the time of investment by a Portfolio, the security is rated at least Baa3 by Moody's or BBB-by Standard & Poor's, or at a comparable rating by another nationally recognized rating organization. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. A Portfolio will not be required to dispose of a security held by it if the security's rating falls below investment grade, although Commonwealth will consider whether continued investment in the security is consistent with the Portfolio's investment objectives. See the Statement of Additional Information for descriptions of securities ratings assigned by Moody's and Standard & Poor's.

     Commonwealth may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of a Portfolio's assets. At those times, a Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Commonwealth considers consistent with such defensive strategies, and may maintain a portfolio duration shorter than would otherwise be consistent with its basic investment strategy.

MENTOR INTERNATIONAL PORTFOLIO.

     THE INTERNATIONAL PORTFOLIO'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL APPRECIATION. The Portfolio is designed for institutional investors who believe that investment in a diversified portfolio of securities of issuers located outside the U.S. offers the potential for long-term capital appreciation.


     The Portfolio invests in a diversified portfolio of securities of issuers located outside the United States. The Portfolio's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Portfolio may also invest to a lesser extent in debt securities and other types of investments if Mentor Perpetual Advisors, L.L.C. ("Mentor Perpetual") believes they would help achieve the Portfolio's objective. The Portfolio may hold a portion of its assets in cash or money market instruments.


     The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued.

     It is likely that, at times, a substantial portion of the Portfolio's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such markets. For example, the securities markets and legal systems in emerging markets may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Portfolio may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Portfolio may also invest a substantial portion of its assets in securities traded in the over-the-counter markets and not on any exchange, which may affect the liquidity of the investment and expose the Portfolio to the credit risk of its counterparties in trading those investments. See "Other investment practices -- Foreign securities."


     Fixed-income securities in which the Portfolio may invest will be of investment grade. A security will be deemed to be of "investment grade" if, at the time of investment by the Portfolio, the security is rated at least Baa3 by Moody's or BBB- by Standard & Poor's, or at a comparable rating by another nationally recognized rating organization. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The Portfolio will not be required to dispose of a security held by it if the security's rating falls below investment grade, although Mentor Perpetual will consider whether continued investment in the security is consistent with the Portfolio's investment objective. See the Statement of Additional Information for descriptions of securities ratings assigned by Moody's and Standard & Poor's.


     Mentor Perpetual may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Mentor Perpetual considers consistent with such defensive strategies.

     The International Portfolio may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly-available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Portfolio to dispose of such securities may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when Mentor Perpetual would otherwise have sold the security. It is possible that Mentor Perpetual or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Portfolio.

     FOREIGN SECURITIES. Investment in foreign securities entails certain risks. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.


     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Portfolio may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

OTHER INVESTMENT PRACTICES AND RISKS

     Each of the Portfolios (except as noted below) may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     MORTGAGE-BACKED SECURITIES. The Intermediate Duration and Fixed-Income Portfolios may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, the Portfolios' mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable or greater risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     OTHER ASSET-BACKED SECURITIES. The Intermediate Duration and Fixed-Income Portfolios may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities are subject to many of the same risks as are mortgage-backed securities, including prepayment risks, refinancing risks, and risks of foreclosure. They may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Intermediate Duration and Fixed-Income Portfolios may purchase securities on a "when-issued" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date (normally within one month of purchase). Each of these Portfolios may also purchase securities for future delivery. "When-issued" securities and forward commitments may increase a Portfolio's overall investment exposure and may result in losses.

     REPURCHASE AGREEMENTS; SECURITIES LOANS. The Portfolios may enter into repurchase agreements and (in the case of the International Portfolio) securities loans. Under a repurchase agreement, a Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, a Portfolio lends portfolio securities. A Portfolio will enter into repurchase agreements and (in the case of the International Portfolio) securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. Government security. Although Commonwealth or Mentor Perpetual, as the case may be, will monitor these transactions to ensure that they will be fully collateralized at all times, a Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.


     BORROWING AND LEVERAGE. The International Portfolio may borrow money to invest in additional portfolio securities. This practice, known as "leverage", increases the Portfolio's market exposure and its risk. When the

Portfolio has borrowed money for leverage and its investments increase or decrease in value, the Portfolio's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Portfolio must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which the Portfolio will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Mentor Perpetual's ability to predict market movements correctly.


     OPTIONS AND FUTURES. Each of the Portfolios (other than the Cash Management Portfolio) may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, these Portfolios may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase investment return.



     A Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.



     Transactions in options and futures contracts involve brokerage costs and may require a Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.



     INDEX FUTURES AND OPTIONS. The Portfolios (other than the Cash Management Portfolio) may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolios (other than the Cash Management Portfolio) may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.



     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. OPTIONS AND FUTURES TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN LOSSES. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by a Portfolio that are the subject of a hedge. The successful use by a Portfolio of the strategies described above further depends on the ability of its investment adviser to forecast market movements correctly. Other risks arise from a Portfolio's potential inability to close out futures or options positions. Although a Portfolio will enter into options or futures transactions only if its investment adviser believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit a Portfolio's ability to engage in options and futures transactions.



     Each Portfolio generally expects that its options transactions will be conducted on recognized exchanges. A Portfolio may in certain instances purchase and sell options in the over-the-counter markets. A Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. A Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its investment adviser, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     A Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)



     As a matter of policy, the Trustees will not materially change a Portfolio's investment objective without shareholder approval. (Any such change could, of course, result in a change in the nature of the securities in which a Portfolio may invest and the risks involved in an investment in that Portfolio.)


MANAGEMENT

     The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. COMMONWEALTH INVESTMENT COUNSEL, INC., located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Cash Management, Fixed-Income, and Intermediate Duration Portfolios pursuant to a Management Contract with the Trust. MENTOR PERPETUAL ADVISORS, L.L.C., located at 901 East Byrd Street, Richmond, Virginia, acts as investment adviser to the International Portfolio pursuant to a Management Contract with the Trust. Mentor Investment Group, Inc. ("Mentor") serves as administrator to the Portfolios. None of Commonwealth, Mentor Perpetual, or Mentor receives compensation from the Portfolios for the performance of such services. Mentor has agreed to bear certain expenses of the Portfolios pursuant to a voluntary expense limitation currently in effect. This limitation may be terminated at any time.


     Commonwealth is a wholly owned subsidiary of Mentor, which is a wholly owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"). Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. Commonwealth currently has assets under management of approximately $4 billion, and serves as investment adviser to Cash Resource Trust, an open-end series investment company, the Mentor Balanced Portfolio, the Mentor Short-Duration Income Portfolio, SNAP Fund, and America's Utility Fund, Inc., each of which is an open-end investment company, and Mentor Income Fund, Inc., a closed-end investment company. All investment decisions for the Cash Management, Fixed-Income, and Intermediate Duration Portfolios are made by investment committees at Commonwealth which are made up of investment professionals at Commonwealth.


     Mentor Perpetual is a newly organized investment advisory firm owned equally by Perpetual plc and Mentor. The Perpetual organization currently serves as investment adviser for assets of more than $6 billion. It clients include 28 unit investment trusts and other public investment pools for over 150 clients, including private individuals, charities, pension plans, and life assurance companies. Mentor Perpetual currently serves as investment adviser to the Mentor Perpetual Global Portfolio, an open-end mutual fund which is a series of The Mentor Funds. Investment decisions for the Portfolio are made by a team of investment professionals at Mentor Perpetual. Mentor is a wholly owned subsidiary of Wheat First Butcher Singer.



     Subject to the general oversight of the Trustees, Commonwealth and Mentor Perpetual manage their respective Portfolios in accordance with the stated policies of each such Portfolio. Each of Commonwealth and Mentor Perpetual makes investment decisions for its respective Portfolios and places the purchase and sale orders for each Portfolio's portfolio transactions. In selecting broker-dealers, Commonwealth and Mentor Perpetual may consider research and brokerage services furnished to them and their affiliates. Subject to seeking the best overall terms available, Commonwealth and Mentor Perpetual may consider sales of shares of a Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for that Portfolio. Commonwealth and Mentor Perpetual may at times cause the Portfolios to pay commissions to broker-dealers which are affiliated with Commonwealth or Mentor Perpetual.



     PORTFOLIO TURNOVER (ALL PORTFOLIOS OTHER THAN THE CASH MANAGEMENT PORTFOLIO). The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." As a result of each Portfolio's investment policies, under certain market conditions a Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains. Although it is impossible to predict portfolio turnover, Mentor Perpetual expects that the annual portfolio turnover rate for the International Portfolio for its first full fiscal year will not exceed 200%. The portfolio turnover rate for the Fixed-Income and Intermediate Duration Portfolios for the 1995 fiscal period is shown in the section "Financial Highlights."


HOW THE PORTFOLIOS VALUE THEIR SHARES

     Each of the Portfolios (other than the Cash Management Portfolio) calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values.

     The CASH MANAGEMENT PORTFOLIO values its shares twice each day, once at 12:00 noon and again at the close of regular trading on the Exchange. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

HOW DISTRIBUTIONS ARE MADE

     The FIXED-INCOME and INTERMEDIATE DURATION PORTFOLIOS distribute net investment income quarterly and any net realized capital gains at least annually. The INTERNATIONAL PORTFOLIO distributes net investment income and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

     The CASH MANAGEMENT PORTFOLIO determines its net income as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio.

     The Cash Management Portfolio declares all of its net interest income as a distribution on each day the New York Stock Exchange is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders who purchase shares of the Portfolio as of 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding month will be paid on the last business day of each calendar month (or, if that day is not a business day, on the next business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder that withdraws the entire balance of an account at any time during the month will be paid all dividends declared through the date immediately prior to the withdrawal. Since the net income of the Portfolio is declared as a dividend each day, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

     All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs a Portfolio otherwise.

TAXES

     Each of the Portfolios intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolios will distribute substantially all of their net investment income and capital gain net income on a current basis.

  THE FOLLOWING IS INTENDED PRINCIPALLY FOR SHAREHOLDERS SUBJECT TO FEDERAL INCOME TAXATION:


     All Portfolio distributions, other than exempt-interest dividends, will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by a Portfolio for the preceding year. In buying or selling securities for a Portfolio, an investment adviser will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.


     The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

PURCHASE OF SHARES

     Shares of the FIXED-INCOME, INTERMEDIATE DURATION, and INTERNATIONAL PORTFOLIOS are sold at the net asset value next determined after a purchase order is received by a Portfolio. Purchase orders that are received prior to the close of trading on the New York Stock Exchange on a particular day are priced according to the net asset value determined on that day.

     The CASH MANAGEMENT PORTFOLIO offers its shares continuously at a price of $1.00 per share. Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

     Mentor Distributors, Inc. ("Mentor Distributors"), 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolios' shares. Mentor Distributors is not obligated to sell any specific amount of shares of any of the Portfolios.


     An investor may make an initial purchase of shares of any of the Portfolios by submitting a completed application along with its purchase order, and by making payment to Mentor Distributors. Investors will be required to make minimum initial investments of $500,000 in the Portfolios and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolios reserve the right at any time to change the initial and subsequent investment minimums required of investors.



     Shares of the Portfolios may be purchased by (i) paying cash, (ii) exchanging securities acceptable to a Portfolio's investment adviser, or (iii) a combination of such securities and cash. Purchase of shares of a Portfolio in exchange for securities is subject in each case to the determination by the Portfolio's investment adviser that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by a Portfolio's investment adviser in exchange for shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Distributors at 1-800-869-6042.


     In all cases Commonwealth, Mentor Perpetual, or Mentor Distributors reserves the right to reject any investment.

REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in a Portfolio at any time upon request, by following the procedures set forth below. Redemptions will be effected at the net asset value per share of a Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. Shares may be redeemed by submitting a written request for redemption to Mentor Distributors, or to the Trust at the following address:

                           Mentor Institutional Trust
                                 P.O. Box 1357
                         Richmond, Virginia 23286-0109

     Upon receipt of a request in "good order," the Trust will determine the amount of the net asset value of the redeemed shares, based upon the net asset value of the Portfolio next determined after the redemption request has been received. A check for the proceeds will normally be mailed on the next business day.

     If shares of a Portfolio to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

        (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

        (2) the request is signed by each registered owner exactly as the shares are registered; and

        (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.


     Each Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud.


     Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

     OTHER INFORMATION CONCERNING REDEMPTION. Under unusual circumstances, a Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities laws. In addition, each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

     EXCHANGE PRIVILEGE. Shareholders may exchange their shares in a Portfolio for shares of any other Portfolio offered by this Prospectus at their respective net asset values beginning 15 days after purchase. Shares of certain of the Portfolios are not available in all states. To exchange shares, simply complete an exchange authorization form and send it to Mentor Distributors. Exchange authorization forms are available from the Trust and from Mentor Distributors. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified before any such change or suspension. Consult Mentor Distributors before requesting an exchange.

MENTOR INSTITUTIONAL TRUST

     Mentor Institutional Trust is a Massachusetts business trust organized on February 8, 1994 as IMG Institutional Trust. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into five series, four of which are being offered by this Prospectus. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolios are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust and the Portfolios are not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


     In the interest of economy and convenience, a Portfolio will not issue certificates for its shares except at the shareholder's request.

CUSTODIAN AND TRANSFER AND DIVIDEND AGENT

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolios' custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusettes 02171, serves as the Portfolios' transfer and dividend agent.

PERFORMANCE INFORMATION


     The INTERMEDIATE DURATION PORTFOLIO, FIXED-INCOME PORTFOLIO, and INTERNATIONAL PORTFOLIO. Yield and total return data may from time to time be included in advertisements about the Portfolios. Each Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by its net asset value on the last day of that period. "Total return" for the one-, five-, and ten-year periods (or for the life of a Portfolio, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio over the period.


     The CASH MANAGEMENT PORTFOLIO. The Portfolio's yield may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Portfolio's "effective yield" represents a compounding of the yield by adding 1 to the number representing the percentage change in the value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.


     A Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolios describing the background and professional experience of the Portfolios' investment adviser or its investment personnel.



     All data is based on each Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio's investments, and that Portfolio's operating expenses. Investment performance also often reflects the risks associated with a Portfolio's investment objectives and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

     ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE TRUST IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.

                                     MENTOR
                                 INSTITUTIONAL
                                     TRUST

                                   PROSPECTUS
                           MENTOR DISTRIBUTORS, INC.

PROSPECTUS                                                      March 11, 1996




                         MENTOR FIXED-INCOME PORTFOLIO


         MENTOR FIXED-INCOME PORTFOLIO seeks a high level of long-term total return by investing in a diversified portfolio of investment-grade, fixed-income securities of varying maturities with a portfolio duration of from four to seven years. As a secondary objective, the Portfolio seeks to preserve capital to the extent consistent with seeking a high level of long-term total return. There is no limit on the average weighted maturity the Portfolio may maintain, and the Portfolio's average weighted maturity will likely be no longer than its portfolio duration. Commonwealth Investment Counsel, Inc. is the Portfolio's investment adviser. Shares of the Portfolio are being offered principally to institutions and high net-worth individual investors.

         This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION IN THE MARCH 11, 1996 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT, CALL MENTOR DISTRIBUTORS, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23286-0109.


                        -------------------------

                        MENTOR DISTRIBUTORS, INC.
                               DISTRIBUTOR


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
         COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                 TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

         Expenses are one of several factors to consider when investing in a Portfolio. The following table summarizes an investor's maximum transaction costs from investing in the Portfolio and expenses the Portfolio incurred for the past fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

        SHAREHOLDER TRANSACTION EXPENSES:
        Maximum Sales Load Imposed on Purchases                        None
        Maximum Sales Load Imposed on Reinvested Dividends             None
        Deferred Sales Load                                            None
        Redemption Fees                                                None
        Exchange Fee                                                   None

               ANNUAL FUND OPERATING EXPENSES:
               (as a percentage of average net assets)
                  Management Fees                                    0.00%
                  12b-1 Fees                                         0.00%
                  Other Expenses (after voluntary
                    expense limitation)*                             0.05%
                    Total Fund Operating Expenses*                   0.05%
--------------------

     *Other Expenses reflect a voluntary expense limitation currently in effect. In the absence of the expense limitation, Other Expenses and Total Fund Operating Expenses would have been 0.22%.

EXAMPLE

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                          1 year                    $1
                          3 years                   $2
                          5 years                   $3
                         10 years                   $7

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

FINANCIAL HIGHLIGHTS

     The financial highlights presented below have been derived from the financial statements of Mentor Institutional Trust (the "Trust"), which were audited and reported on by KPMG Peat Marwick LLP, the Trust's independent auditors. Their report dated December 8, 1995 on the financial statements of the Trust for the fiscal period ended October 31, 1995 is included in the Trust's Annual Report for the 1995 fiscal year, which is incorporated herein by reference. A copy of the Annual Report may be obtained free of charge from the Trust. No shares of the International Portfolio were outstanding during the period for which information is shown.

                                                                                  Mentor
                                                                                   Fixed
                                                                                  Income
                                                                                Portfolio*
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period.......................................     $  12.50
Income from investment operations
     Net investment income.................................................         0.81
     Net realized and unrealized gain on investments.......................         1.14

     Total from investment operations......................................         1.95

LESS DISTRIBUTIONS
     Dividends from income.................................................        (0.74)
Net asset value, end of period.............................................     $  13.71

Total Return...............................................................        15.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................................     $ 34,053
Ratio of expenses to average net assets....................................         0.05%(a)
Ratio of expenses of average net assets excluding waiver                            0.22%(a)
Ratio of net investment income to average net assets                                6.75%(a)
Portfolio turnover rate....................................................          302%

-----------------------
(a)  Annualized.

* For the period from December 6, 1994 (commencement of operations) to October 31, 1995.

INVESTMENT OBJECTIVES AND POLICIES

     THE INVESTMENT OBJECTIVE OF MENTOR FIXED-INCOME PORTFOLIO IS TO SEEK A HIGH LEVEL OF LONG-TERM TOTAL RETURN. Preservation of capital is a secondary objective to the extent consistent with the Portfolio's primary objective of seeking a high level of long-term total return. The Portfolio will invest in U.S. Government securities, fixed-income securities of corporations and other private issuers, mortgage-backed securities, and other asset-backed securities. The Portfolio may also hold a portion of its assets in cash or money market instruments. There can, of course, be no assurance that the Portfolio will achieve its investment objectives. The Portfolio is a series of Mentor Institutional Trust, and is an open-end, diversified, management investment company.


     The Portfolio will normally maintain a portfolio duration of from four to seven years. The Portfolio's "portfolio duration" at any time is the dollar-weighted average duration of its portfolio securities at that time. In general, the net asset value of a portfolio with a longer portfolio duration will increase or decrease to a greater degree in response to changes in interest rates than will the net asset value of a portfolio with a shorter portfolio duration. (Typically, for example, the value of a security with a four-year duration will increase by approximately four percent in response to a one-percent decline in interest rates, and will decline by approximately four percent in response to a one-percent rise in interest rates; similarly, the value of a security with a seven-year duration will increase by approximately seven percent in response to a one-percent decline in interest rates, and will decline by approximately seven percent in response to a one-percent rise in interest rates; and so on.) However, because issuers of securities with longer durations typically pay interest on those securities at rates higher than in the case of securities with shorter durations, the current income of a portfolio with a longer portfolio duration will typically be greater than that of a portfolio with a shorter portfolio duration.

     Commonwealth Investment Counsel, Inc., the Portfolio's investment adviser ("Commonwealth"), may take full advantage of the entire range of maturities of the securities in which the Portfolio may invest and may, through the purchase and sale of securities with different durations, adjust the Portfolio's portfolio duration from time to time, depending on its assessment of the relative values of securities of different durations and maturities and expectations of future changes in interest rates. There can be no assurance that the Portfolio will be able to maintain any particular portfolio duration.

     The Portfolio's "total return" consists of current income, including interest payments and discount accruals, plus any increases in the values of the Portfolio's investments (less any decreases in the values of any of its investments and amortizations of premiums). The Portfolio may seek to increase its total return by investing in investment-grade securities which Commonwealth believes may appreciate in value as a result of changes in interest rates or other market factors.

     Traditionally, a debt security's "term to maturity" has been used to evaluate the sensitivity of the security's price to changes in interest rates (the security's interest-rate "volatility"). However, a security's term to maturity measures only the period of time until the last payment of principal or interest on the security, and does not take into account the timing of the various payments of principal or interest to be made prior to the instrument's maturity. By contrast, "duration" is a measure of the full stream of payments to be received on a debt instrument, including both interest and principal payments, based on their present values. Duration measures the periods of time between the present time and the time when the various interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by their present values. Duration can be a more accurate measure of interest rate volatility than term-to-maturity. There is no limit on the average weighted maturity the Portfolio may maintain, and the Portfolio's average weighted maturity will likely be longer than its portfolio duration.

     There are some situations where the standard duration calculation does not properly reflect the interest-rate volatility of a security. For example, floating and variable rate securities often have final maturities of ten years or more; however, their interest-rate volatility is determined based principally on the period of time until their interest rates are reset and on the terms on which they may be reset. Another example where a security's interest-rate volatility is not properly measured by the standard duration calculation is in the case of mortgage-backed securities. The stated final maturity of such securities may be up to 30 years, but the actual cash flow on the securities will be determined by the prepayment rates on the underlying mortgage loans. Therefore, the duration of such a security can change if prepayment rates change. In these and other similar situations, Commonwealth will estimate a security's duration using analytical techniques that take into account such factors as the expected prepayment rate on the security and how the prepayment rate might change under various market conditions. Because calculation of a security's duration may be based in part on estimates such as these made by Commonwealth, the Portfolio's ability to maintain a particular portfolio duration will depend on Commonwealth's ability to make those estimates accurately.


     The Portfolio will normally invest at least 65% of its total assets, determined at the time of investment, in fixed-income securities. A fixed-income security is a debt security paying interest at a rate specified in the terms of the security or determined based on a formula or factors specified in the terms of the security.

     The  Portfolio  will only  invest in  securities  of  investment  grade.  A security will be deemed to be of "investment grade" if, at the time of investment by the Portfolio, the security is rated at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Corporation, or at a comparable rating by another nationally recognized rating organization. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The Portfolio will not be required to dispose of a security held by it if the security's rating falls below investment grade, although Commonwealth will consider whether continued investment in the security is consistent with the Portfolio's investment objectives. See the Statement of Additional Information for descriptions of securities ratings assigned by Moody's and Standard & Poor's.

     Commonwealth may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Commonwealth considers consistent with such defensive strategies, and may maintain a portfolio duration shorter than would otherwise be consistent with its basic investment strategy.

OTHER INVESTMENT PRACTICES AND RISKS

     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, the Portfolio's mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable or greater risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     OTHER ASSET-BACKED SECURITIES. The Portfolio may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities are subject to many of the same risks as are mortgage-backed securities, including prepayment risks, refinancing risks, and risks of foreclosure. They may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a "whenissued" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date (normally within one month of purchase). The Portfolio may also purchase securities for future delivery. "When-issued" securities and forward commitments may increase the Portfolio's overall investment exposure and may result in losses.




     OPTIONS AND FUTURES. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.


     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.


     INDEX FUTURES AND OPTIONS. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to incerase its investment return.


     RISKS REALTED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Commonwealth to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures or options positions. Although the portfolio will enter into options or futures transactions only if Commonwealth believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.


     The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portoflio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Commonwealth, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.


     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)


     REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Commonwealth will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     As a matter of policy, the Trustees will not materially change the Portfolio's investment objectives without shareholder approval. (Any such change could, of course, result in a change in the nature of the securities in which the Portfolio may invest and the risks involved in an investment in the Portfolio.)

MANAGEMENT OF THE PORTFOLIO

     The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. COMMONWEALTH INVESTMENT COUNSEL, INC., located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio pursuant to a Management Contract between the Trust and Commonwealth. MENTOR INVESTMENT GROUP, INC. ("Mentor") serves as administrator to the Portfolio. Neither Commonwealth nor Mentor receives compensation from the Portfolio for the performance of such services. Mentor has agreed to bear certain expenses of the Portfolio pursuant to a voluntary expense limitation currently in effect. This limitation may be terminated at any time. Commonwealth is a wholly owned subsidiary of Mentor, which is a wholly owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"). Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. Commonwealth currently has assets under management of approximately $4 billion, and serves as investment adviser to Cash Resource Trust, an open-end series investment company, Mentor Balanced Portfolio, Mentor Quality Income Portfolio, Mentor Short-Duration Income Portfolio, SNAP Fund, and America's Utility Fund, Inc., each of which is an open-end investment company, and Mentor Income Fund, Inc., a closed-end investment company.


     Subject to the general oversight of the Trustees, Commonwealth, as investment adviser, manages the Portfolio in accordance with the stated policies of the Portfolio. All investment decisions for the Portfolio are made by an investment committee at Commonwealth which is made up of investment professionals of that firm.


     Commonwealth makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Commonwealth may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Commonwealth may consider sales of shares of the Portfolio (and, if permitted by law, of other portfolios in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

     PORTFOLIO TURNOVER. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions the Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains. The portfolio turnover rate for the fiscal period ended October 31, 1995 for the Portfolio is contained in the section "Financial Highlights."



HOW THE PORTFOLIO VALUES ITS SHARES

     The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values.

HOW DISTRIBUTIONS ARE MADE

     The Portfolio distributes net investment income quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

TAXES

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     The following is intended principally for shareholders subject to federal income taxation:

     All Portfolio distributions, other than exempt-interest dividends, will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Commonwealth will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

PURCHASE OF SHARES

     Shares of the Portfolio are sold at the net asset value next determined after a purchase order is received by the Portfolio. Purchase orders that are received prior to the close of trading on the New York Stock Exchange on a particular day are priced according to the net asset value determined on that day.

     Mentor Distributors, Inc. ("Mentor Distributors"), 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

     An investor may make an initial purchase of shares of the Portfolio by submitting a completed Trust application along with a purchase order, and by making payment to Mentor Distributors. Investors will be required to make minimum initial investments of $500,000 in the Portfolio and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Commonwealth, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Commonwealth that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Commonwealth in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Distributors at 1-800-869-6042.

     In all cases Commonwealth or Mentor Distributors reserves the right to reject any particular investment.

REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in the Portfolio at any time upon request, by following the procedures set forth below. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. Shares may be redeemed by submitting a written request for redemption to Mentor Distributors, or to the Trust at the following address:

                           Mentor Institutional Trust
                                 P.O. Box 1357
                         Richmond, Virginia 23286-0109

     Upon receipt of a request in "good order," the Trust will determine the amount of the net asset value of the redeemed shares, based upon the net asset value of the Portfolio next determined after the redemption request has been received. A check for the proceeds will normally be mailed on the next business day.

     If shares of the Portfolio to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

              (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

              (2) the request is signed by each registered owner exactly as the shares are registered; and

              (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect Portfolio shareholders against the possibility of fraud.

     Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

     OTHER INFORMATION CONCERNING REDEMPTION. Under unusual circumstances, the Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities laws. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

     EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Portfolio for shares of certain other Portfolios comprising the Trust at their respective net asset values beginning 15 days after purchase. Contact Mentor Distributors for a prospectus of any of those Portfolios. Shares of certain of the Portfolios are not available in all states. To exchange shares, simply complete an exchange authorization form and send it to Mentor Distributors. Exchange authorization forms are available from the Trust and from Mentor Distributors. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified before any such change or suspension. Consult Mentor Distributors before requesting an exchange.

MENTOR INSTITUTIONAL TRUST

     Mentor Institutional Trust is a Massachusetts business trust organized on February 8, 1994 as IMG Institutional Trust. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into five series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Portfolio and the Trust are not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

CUSTODIAN AND TRANSFER AND DIVIDEND AGENT

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts, 02171, serves as the Portfolio's transfer and dividend agent.

PERFORMANCE INFORMATION


     Yield and total return data may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by its net asset value on the last day of that period. "Total return" for the one-, five- and ten-year periods (or for the life of the Portfolio, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio over the period. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, and the Portfolio's operating expenses. Investment performance also often reflects the risks associated with the Portfolio's investment objectives and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

     Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.

                                     MENTOR
                                  FIXED-INCOME
                                   PORTFOLIO


                                   ----------

                                   PROSPECTUS

                                   ----------



                           Mentor Distributors, Inc.

PROSPECTUS                                                      March 11, 1996




                     MENTOR INTERMEDIATE DURATION PORTFOLIO


         MENTOR INTERMEDIATE DURATION PORTFOLIO seeks a high level of long-term total return by investing in a diversified portfolio of investment-grade, fixed-income securities, with a portfolio duration of from two to five years. As a secondary objective, the Portfolio seeks to preserve capital to the extent consistent with seeking a high level of long-term total return. There is no limitation on the average weighted portfolio maturity the Portfolio may maintain, and the Portfolio's average weighted maturity will likely be longer than its portfolio duration. Commonwealth Investment Counsel, Inc. is the Portfolio's investment adviser. Shares of the Portfolio are being offered principally to institutional and high net-worth individual investors.


         This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION IN THE MARCH 11, 1996 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT, CALL MENTOR DISTRIBUTORS, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23286-0109.



                           -------------------------

                           MENTOR DISTRIBUTORS, INC.
                                  DISTRIBUTOR


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
         COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                 TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

         Expenses are one of several factors to consider when investing in a Portfolio. The following table summarizes an investor's maximum transaction costs from investing in the Portfolio and expenses the Portfolio incurred for the past fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

        SHAREHOLDER TRANSACTION EXPENSES:
        Maximum Sales Load Imposed on Purchases                         None
        Maximum Sales Load Imposed on Reinvested Dividends              None
        Deferred Sales Load                                             None
        Redemption Fees                                                 None
        Exchange Fee                                                    None

               ANNUAL FUND OPERATING EXPENSES:
               (as a percentage of average net assets)
                  Management Fees                                    0.00%
                  12b-1 Fees                                         0.00%
                  Other Expenses (after voluntary
                    expense limitation)*                             0.05%
                    Total Fund Operating Expenses*                   0.05%
--------------------

     *Other Expenses reflect a voluntary expense limitation currently in effect. In the absence of the expense limitation, Other Expenses and Total Fund Operating Expenses would have been 0.25%.

EXAMPLE

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                          1 year                    $1
                          3 years                   $2

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

FINANCIAL HIGHLIGHTS

     The financial highlights presented below have been audited and reported on by KPMG Peat Marwick LLP, the independent auditors for Mentor Institutional Trust (the "Trust"). Their report dated December 8, 1995 on the financial statements of the Trust for the fiscal period ended October 31, 1995 is included in the Trust's Annual Report for the 1995 fiscal year which is incorporated herein by reference. A copy of the Annual Report may be obtained free of charge from the Trust. No shares of the International Portfolio were outstanding during the period for which information is shown.

                                                                                  Mentor
                                                                               Intermediate
                                                                                 Duration
                                                                                Portfolio*
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period.......................................      $  12.50
Income from investment operations
     Net investment income.................................................          0.78
     Net realized and unrealized gain on investments.......................          0.74

     Total from investment operations......................................          1.52

LESS DISTRIBUTIONS
     Dividends from income.................................................        (0.71)
Net asset value, end of period.............................................      $  13.31

Total Return...............................................................        12.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................................       $11,966
Ratio of expenses to average net assets....................................      0.05%(a)
Ratio of expenses of average net assets excluding waiver                         0.25%(a)
Ratio of net investment income to average net assets                             6.52%(a)
Portfolio turnover rate....................................................          307%

-----------------------
(a)  Annualized.

* For the period from December 19, 1994 (commencement of operations) to October 31, 1995.


INVESTMENT OBJECTIVES AND POLICIES

     THE INVESTMENT OBJECTIVE OF MENTOR INTERMEDIATE DURATION PORTFOLIO IS TO SEEK A HIGH LEVEL OF LONG-TERM TOTAL RETURN. Preservation of capital is a secondary objective to the extent consistent with the Portfolio's primary objective of seeking a high level of long-term total return. The Portfolio will invest in U.S. Government securities, fixed-income securities of corporations and other private issuers, mortgage-backed securities, and other asset-backed securities. The Portfolio may also hold a portion of its assets in cash or money market instruments. There can, of course, be no assurance that the Portfolio will achieve its investment objectives. The Portfolio is a series of Mentor Institutional Trust, and is an open-end, diversified, management investment company.



     The Portfolio will normally maintain a portfolio duration of from two to five years. The Portfolio's "portfolio duration" at any time is the dollar-weighted average duration of its portfolio securities at that time. In general, the net asset value of a portfolio with a longer portfolio duration will increase or decrease to a greater degree in response to changes in interest rates than will the net asset value of a portfolio with a shorter portfolio duration. (Typically, for example, the value of a security with a two-year duration will increase by approximately two percent in response to a one-percent decline in interest rates, and will decline by approximately two percent in response to a one-percent rise in interest rates; similarly, the value of a security with a five-year duration will increase by approximately five percent in response to a one-percent decline in interest rates, and will decline by approximately five percent in response to a one-percent rise in interest rates; and so on.) However, because issuers of securities with longer durations typically pay interest on those securities at rates higher than in the case of securities with shorter durations, the current income of a portfolio with a longer portfolio duration will typically be greater than that of a portfolio with a shorter portfolio duration.

     Commonwealth Investment Counsel, Inc., the Portfolio's investment adviser ("Commonwealth"), may take full advantage of the entire range of maturities of the securities in which the Portfolio may invest and may, through the purchase and sale of securities with different durations, adjust the Portfolio's portfolio duration from time to time, depending on its assessment of the relative values of securities of different durations and maturities and expectations of future changes in interest rates. There can be no assurance that the Portfolio will be able to maintain any particular portfolio duration.

     The Portfolio's "total return" consists of current income, including interest payments and discount accruals, plus any increases in the values of the Portfolio's investments (less any decreases in the values of any of its investments and amortizations of premiums). The Portfolio may seek to increase its total return by investing in investment-grade securities which Commonwealth believes may appreciate in value as a result of changes in interest rates or other market factors.

     Traditionally, a debt security's "term to maturity" has been used to evaluate the sensitivity of the security's price to changes in interest rates (the security's interest-rate "volatility"). However, a security's term to maturity measures only the period of time until the last payment of principal or interest on the security, and does not take into account the timing of the various payments of principal or interest to be made prior to the instrument's maturity. By contrast, "duration" is a measure of the full stream of payments to be received on a debt instrument, including both interest and principal payments, based on their present values. Duration measures the periods of time between the present time and the time when the various interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by their present values. Duration can be a more accurate measure of interest rate volatility than term-to-maturity. There is no limitation on the average weighted maturity the Portfolio may maintain, and the Portfolio's average weighted maturity will likely be longer than its portfolio duration.


     There are some situations where the standard duration calculation does not properly reflect the interest-rate volatility of a security. For example, floating and variable rate securities often have final maturities of ten years or more; however, their interest-rate volatility is determined based principally on the period of time until their interest rates are reset and on the terms on which they may be reset. Another example where a security's interest-rate volatility is not properly measured by the standard duration calculation is in the case of mortgage-backed securities. The stated final maturity of such securities may be up to 30 years, but the actual cash flow on the securities will be determined by the prepayment rates on the underlying mortgage loans. Therefore, the duration of such a security can change if prepayment rates change. In these and other similar situations, Commonwealth will estimate a security's duration using analytical techniques that take into account such factors as the expected prepayment rate on the security and how the prepayment rate might change under various market conditions. Because calculation of a security's duration may be based in part on estimates such as these made by Commonwealth, the Portfolio's ability to maintain a particular portfolio duration will depend on Commonwealth's ability to make those estimates accurately.

     The Portfolio will normally invest in fixed-income securities. A fixed-income security is a debt security paying interest at a rate specified in the terms of the security or determined based on a formula or factors specified in the terms of the security.

     The Portfolio will only invest in securities of investment grade. A security will be deemed to be of "investment grade" if, at the time of investment by the Portfolio, the security is rated at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Corporation, or at a comparable rating by another nationally recognized rating organization. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The Portfolio will not be required to dispose of a security held by it if the security's rating falls below investment grade, although Commonwealth will consider whether continued investment in the security is consistent with the Portfolio's investment objectives. See the Statement of Additional Information for descriptions of securities ratings assigned by Moody's and Standard & Poor's.

     Commonwealth may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Commonwealth considers consistent with such defensive strategies, and may maintain a portfolio duration shorter than would otherwise be consistent with its basic investment strategy.

OTHER INVESTMENT PRACTICES AND RISKS

     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, the Portfolio's mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable or greater risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     OTHER ASSET-BACKED SECURITIES. The Portfolio may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities are subject to many of the same risks as are mortgage-backed securities, including prepayment risks, refinancing risks, and risks of foreclosure. They may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a "when-issued" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date (normally within one month of purchase). The Portfolio may also purchase securities for future delivery. "When-issued" securities and forward commitments may increase the Portfolio's overall investment exposure and may result in losses.

     OPTIONS AND FUTURES. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.


     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.


     INDEX FUTURES AND OPTIONS. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices or hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.


     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between the movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Commonwealth to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures or options positions. Although the Portfolio will enter into options or futures transactions only if Commonwealth believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.


     The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Commonwealth, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.


     The Portfolio will not purchase futures or options on futures on sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)


     REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Commonwealth will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.



     As a matter of policy, the Trustees will not materially change the Portfolio's investment objectives without shareholder approval. (Any such change could, of course, result in a change in the nature of the securities in which the Portfolio may invest and the risks involved in an investment in the Portfolio.)

MANAGEMENT OF THE PORTFOLIO

     The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. COMMONWEALTH INVESTMENT COUNSEL, INC., located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio pursuant to a Management Contract between the Trust and Commonwealth. MENTOR INVESTMENT GROUP, INC. ("Mentor") serves as administrator to the Portfolio. Neither Commonwealth nor Mentor receives compensation from the Portfolio for the performance of such services. Mentor has agreed to bear certain expenses of the Portfolio pursuant to a voluntary expense limitation currently in effect. This limitation may be terminated at any time. Commonwealth is a wholly owned subsidiary of Mentor, which is a wholly owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"). Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. Commonwealth currently has assets under management of approximately $4 billion, and serves as investment adviser to Cash Resource Trust, an open-end series investment company, Mentor Balanced Portfolio, Mentor Quality Income Portfolio, Mentor Short-Duration Income Portfolio, SNAP Fund, and America's Utility Fund, Inc., each of which is an open-end investment company, and Mentor Income Fund, Inc., a closed-end investment company.

     Subject to the general oversight of the Trustees, Commonwealth, as investment adviser, manages the Portfolio in accordance with the stated policies of the Portfolio. All investment decisions for the Portfolio are made by an investment committee at Commonwealth which is made up of investment professionals of that firm.


     Commonwealth makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Commonwealth may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available,

Commonwealth may consider sales of shares of the Portfolio (and, if permitted by law, of other portfolios in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

     PORTFOLIO TURNOVER. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions the Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains. The portfolio turnover rate for the fiscal period ended October 31, 1995 for the Portfolio is contained in the section "Financial Highlights."

HOW THE PORTFOLIO VALUES ITS SHARES

     The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values.

HOW DISTRIBUTIONS ARE MADE

     The Portfolio distributes net investment income quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

TAXES

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     The following is intended principally for shareholders subject to federal income taxation:

     All Portfolio distributions, other than exempt-interest dividends, will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Commonwealth will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

PURCHASE OF SHARES

     Shares of the Portfolio are sold at the net asset value next determined after a purchase order is received by the Portfolio. Purchase orders that are received prior to the close of trading on the New York Stock Exchange on a particular day are priced according to the net asset value determined on that day.

     Mentor Distributors, Inc. ("Mentor Distributors"), 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

     An investor may make an initial purchase of shares of the Portfolio by submitting a completed Trust application along with a purchase order, and by making payment to Mentor Distributors. Investors will be required to make minimum initial investments of $500,000 in the Portfolio and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Commonwealth, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Commonwealth that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Commonwealth in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Distributors at 1-800-869-6042.

     In all cases Commonwealth or Mentor Distributors reserves the right to reject any particular investment.

REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in the Portfolio at any time upon request, by following the procedures set forth below. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. Shares may be redeemed by submitting a written request for redemption to Mentor Distributors, or to the Trust at the following address:

                           Mentor Institutional Trust
                                 P.O. Box 1357
                         Richmond, Virginia 23286-0109

     Upon receipt of a request in "good order," the Trust will determine the amount of the net asset value of the redeemed shares, based upon the net asset value of the Portfolio next determined after the redemption request has been received. A check for the proceeds will normally be mailed on the next business day.

     If shares of the Portfolio to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

              (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

              (2) the request is signed by each registered owner exactly as the shares are registered; and

              (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect Portfolio shareholders against the possibility of fraud.

     Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

     OTHER INFORMATION CONCERNING REDEMPTION. Under unusual circumstances, the Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities laws. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

     EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Portfolio for shares of certain other Portfolios comprising the Trust at their respective net asset values beginning 15 days after purchase. Contact Mentor Distributors for a prospectus of any of those Portfolios. Shares of certain of the Portfolios are not available in all states. To exchange shares, simply complete an exchange authorization form and send it to Mentor Distributors. Exchange authorization forms are available from the Trust and from Mentor Distributors. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified before any such change or suspension. Consult Mentor Distributors before requesting an exchange.

MENTOR INSTITUTIONAL TRUST

     Mentor Institutional Trust is a Massachusetts business trust organized on February 8, 1994 as IMG Institutional Trust. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


     The Trust is an open-end series management investment company, with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into five series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust and the Portfolio are not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

CUSTODIAN AND TRANSFER AND DIVIDEND AGENT

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts, 02171, serves as the Portfolio's transfer and dividend agent.


PERFORMANCE INFORMATION



     Yield and total return data may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by its net asset value on the last day of that period. "Total return" for the life of the Portfolio through the most recent calendar quarter represents the average annual compound rate of return on an investment of $1,000 in the Portfolio over the period. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or any portfolio manager.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, and the Portfolio's operating expenses. Investment performance also often reflects the risks associated with the Portfolio's investment objectives and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

     Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.


                                     MENTOR
                                  INTERMEDIATE
                                    DURATION
                                   PORTFOLIO




                                   ----------

                                   PROSPECTUS

                                   ----------



                           Mentor Distributors, Inc.

PROSPECTUS                                                       March 11, 1996




                        MENTOR CASH MANAGEMENT PORTFOLIO


         MENTOR CASH MANAGEMENT PORTFOLIO is a "money market" fund, seeking as high a rate of current income as Commonwealth Investment Counsel, Inc. believes is consistent with preservation of capital and maintenance of liquidity. Shares of the Portfolio are being offered principally to institutional and high net-worth individual investors.

         An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

         This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION IN THE MARCH 11, 1996 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT, CALL MENTOR DISTRIBUTORS, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23286-0109.


                           -------------------------

                           MENTOR DISTRIBUTORS, INC.
                                  DISTRIBUTOR


   SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
         ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE
            FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                            BOARD, OR ANY OTHER AGENCY.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
           COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
              ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                   TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

         Expenses are one of several factors to consider when investing in a Portfolio. The following table summarizes an investor's maximum transaction costs from investing in the Portfolio and expenses incurred for the past fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

        SHAREHOLDER TRANSACTION EXPENSES:
        Maximum Sales Load Imposed on Purchases                        None
        Maximum Sales Load Imposed on Reinvested Dividends             None
        Deferred Sales Load                                            None
        Redemption Fees                                                None
        Exchange Fee                                                   None

               ANNUAL FUND OPERATING EXPENSES:
               (as a percentage of average net assets)
                  Management Fees                                    0.00%
                  12b-1 Fees                                         0.00%
                  Other Expenses (after voluntary
                    expense limitation)*                             0.04%
                    Total Fund Operating Expenses*                   0.04%
--------------------

     *Other Expenses reflect a voluntary expense limitation currently in effect. In the absence of the expense limitation, Other Expenses and Total Fund Operating Expenses would have been 0.18%.

EXAMPLE

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                          1 year                    $1
                          3 years                   $2
                          5 years                   $3
                         10 years                   $6

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

FINANCIAL HIGHLIGHTS

     The financial highlights presented below have been derived from the financial statements of Mentor Institutional Trust (the "Trust"), which were audited and reported on by KPMG Peat Marwick LLP, the Trust's independent auditors. Their report dated December 8, 1995 on the financial statements of the Trust for the fiscal period ended October 31, 1995 is included in the Trust's Annual Report for the 1995 fiscal year, which is incorporated herein by reference. A copy of the Annual Report may be obtained free of charge from the Trust.

                                                                                  Mentor
                                                                                   Cash
                                                                                Management
                                                                                Portfolio*
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period.......................................      $   1.00
Income from investment operations
     Net investment income.................................................          0.05
     Net realized and unrealized gain on investments.......................           --

     Total from investment operations......................................          0.05

LESS DISTRIBUTIONS
     Dividends from income.................................................        (0.05)
Net asset value, end of period.............................................      $   1.00

Total Return...............................................................         5.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................................       $69,997
Ratio of expenses to average net assets....................................      0.04%(a)
Ratio of expenses of average net assets excluding waiver                         0.18%(a)
Ratio of net investment income to average net assets                             5.56%(a)
Portfolio turnover rate....................................................           --

-----------------------
(a)  Annualized.

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.



INVESTMENT OBJECTIVE AND POLICIES

     MENTOR CASH MANAGEMENT PORTFOLIO'S INVESTMENT OBJECTIVE IS TO SEEK AS HIGH A RATE OF CURRENT INCOME AS COMMONWEALTH INVESTMENT COUNSEL, INC. ("COMMONWEALTH") BELIEVES IS CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. The Portfolio will invest in high-quality short-term instruments including U.S. Government securities, banker's acceptances, prime commercial paper, fixed-income securities of corporations and other private issuers, and money market instruments. There can, of course, be no assurance that the Portfolio will achieve its investment objective. The Portfolio is a series of Mentor Institutional Trust and is an open-end, diversified, management investment company.

     The Portfolio will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following:

(BULLET) U.S. GOVERNMENT SECURITIES: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

(BULLET) BANKERS' ACCEPTANCES: negotiable drafts or bills of exchange, which have been "accepted" by a domestic bank (or a foreign bank with an agency domiciled in the United States), meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

(BULLET) PRIME COMMERCIAL PAPER: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of a jurisdiction within the United States.

(BULLET) OTHER SHORT-TERM OBLIGATIONS: high-quality, short-term obligations of corporate issuers.

(BULLET) REPURCHASE AGREEMENTS: with respect to U.S. Government or agency securities.


     The Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees of the Trust believe present minimal
credit  risk. "High-quality   securities"  are  (i)  commercial   paper  or
other short-term obligations rated A-1 by Standard & Poor's Corporation and P-1 by Moody's Investors Service, Inc., and (ii) obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Portfolio will not invest more than 5% (determined at the time of investment) of its total assets in securities rated below A-1 or P-1 (or securities not so rated whose issuer does not have outstanding short-term debt obligations, of comparable priority and security, rated A-1 or P-1). The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than thirteen months. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer, nor will the Portfolio make an investment in commercial paper if, immediately thereafter, more than 35% of its total assets would be invested in commercial paper. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Commonwealth believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the securities held by the Portfolio. The Portfolio will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Portfolio's securities will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The value of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.



     CONCENTRATION. The Portfolio may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Portfolio has concentrated its investments in bank obligations, the value of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.


OTHER INVESTMENT PRACTICES AND RISKS

     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     REPURCHASE AGREEMENTS. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Commonwealth will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

                              -------------------


     As a matter of policy, the Trustees will not materially change the Portfolio's investment objective without shareholder approval. (Any such change could, of course, result in a change in the nature of the securities in which the Portfolio may invest and the risks involved in an investment in the Portfolio.)

MANAGEMENT OF THE PORTFOLIO

     The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. COMMONWEALTH INVESTMENT COUNSEL, INC., located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio pursuant to a Management Contract between the Trust and Commonwealth. MENTOR INVESTMENT GROUP, INC. ("Mentor") serves as administrator to the Portfolio. Neither Commonwealth nor Mentor receives compensation from the Portfolio for the performance of such services. Mentor has agreed to bear certain expenses of the Portfolio pursuant to a voluntary expense limitation currently in effect. This limitation may be terminated at any time. Commonwealth is a wholly owned subsidiary of Mentor, which is a wholly owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"). Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. Commonwealth currently has assets under management of approximately $4 billion, and serves as investment adviser to Cash Resource Trust, an open-end series investment company, Mentor Balanced Portfolio, Mentor Quality Income Portfolio, Mentor Short-Duration Income Portfolio, SNAP Fund, and America's Utility, Inc., each of which is an open-end investment company, and Mentor Income Fund, Inc., a closed-end investment company.



     Subject to the general oversight of the Trustees, Commonwealth, as investment adviser, manages the Portfolio in accordance with the stated policies of the Portfolio.



     Commonwealth makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Commonwealth may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Commonwealth may consider sales of shares of the Portfolio (and, if permitted by law, of other portfolios in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

HOW THE PORTFOLIO VALUES ITS SHARES AND DISTRIBUTES INCOME

     The Portfolio values its shares twice each day the New York Stock Exchange is open, once at 12:00 noon and again at the close of regular trading on the Exchange. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

     The Portfolio determines its net income as of the close of regular trading on the Exchange each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest in the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio.

     The Portfolio declares all of its net interest income as a distribution on each day the Exchange is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders who purchase shares of the Portfolio as of 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding month will be paid on the last business day of each calendar month (or, if that day is not a business day, on the next business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder that withdraws the entire balance of an account at any time during the month will be paid all dividends declared through the date immediately prior to the withdrawal. Since the net income of the Portfolio is declared as a dividend each day, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

                             ----------------------

     All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

TAXES

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     The following is intended principally for shareholders subject to federal income taxation:

     All Portfolio distributions, other than exempt-interest dividends, will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Commonwealth will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

PURCHASE OF SHARES

     The Portfolio offers its shares continuously at a price of $1.00 per share. Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

     Mentor Distributors, Inc. ("Mentor Distributors"), 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

     An investor may make an initial purchase of shares of the Portfolio by submitting a completed Trust application along with its purchase order, and by making payment to Mentor Distributors. Investors will be required to make minimum initial investments of $500,000 in the Portfolio and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Commonwealth, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Commonwealth that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Commonwealth in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Distributors at 1-800-869-6042.

     In all cases Commonwealth or Mentor Distributors reserves the right to reject any particular investment.

REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in the Portfolio at any time upon request, by following the procedures set forth below. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. A check for the proceeds will normally be mailed on the next business day. Shares may be redeemed by submitting a written request for redemption to Mentor Distributors, or to the Trust at the following address:

                           Mentor Institutional Trust
                                 P.O. Box 1357
                         Richmond, Virginia 23286-0109

     If shares of the Portfolio to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

              (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

              (2) the request is signed by each registered owner exactly as the shares are registered; and

              (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect Portfolio shareholders against the possibility of fraud.

      Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

     OTHER INFORMATION CONCERNING REDEMPTION. Under unusual circumstances, the Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities laws. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

     EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Portfolio for shares of certain other Portfolios comprising the Trust at their respective net asset values beginning 15 days after purchase. Contact Mentor Distributors for a prospectus of any of those Portfolios. Shares of certain of the Portfolios are not available in all states. To exchange shares, simply complete an exchange authorization form and send it to Mentor Distributors. Exchange authorization forms are available from the Trust and from Mentor Distributors. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified before any such change or suspension. Consult Mentor Distributors before requesting an exchange.

MENTOR INSTITUTIONAL TRUST

     Mentor Institutional Trust is a Massachusetts business trust organized on February 8, 1994 as IMG Institutional Trust. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into four series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust and the Portfolio are not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

CUSTODIAN AND TRANSFER AND DIVIDEND AGENT

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts, 02171, Providence, Rhode Island, 02940, serves as the Portfolio's transfer and dividend agent.


PERFORMANCE INFORMATION

     Yield may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Portfolio's "effective yield" represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.


     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, and the Portfolio's operating expenses. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

     Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.


                                     MENTOR
                                CASH MANAGEMENT
                                   PORTFOLIO



                                   ----------

                                   PROSPECTUS

                                   ----------



                           Mentor Distributors, Inc.

P R O S P E C T U S                                            March 11, 1996




                                   SNAP FUND



     SNAP FUND is a "money-market" fund, seeking as high a rate of current income as Commonwealth Investment Counsel, Inc., its investment adviser ("CIC"), believes is consistent with preservation of capital and maintenance of liquidity. The Fund currently offers its shares only to participants in the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). The Fund is a series of shares of Mentor Institutional Trust.

     An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus sets forth concisely the information about the Fund and Mentor Institutional Trust that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the March 11, 1996 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call 1-800-570-SNAP. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Fund's address is P.O. Box 1357, Richmond, Virginia 23286-0109.

                           -------------------------

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
       ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE
           FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                          BOARD, OR ANY OTHER AGENCY.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
       THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
             ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESEN-
                 TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

             Expenses are one of several factors to consider when investing in the Fund. The following table summarizes an investor's maximum transaction costs from investing in the Fund and expenses the Fund expects to incur in its first fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. Shares of the Fund are currently being offered to investors through the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). Only expenses incurred by the Fund are reflected in the tables and Example below; other expenses incurred by the SNAP Program, or by participants in the SNAP Program, are not reflected.

             SHAREHOLDER TRANSACTION EXPENSES:
             Maximum Sales Load Imposed on Purchases                     None
             Maximum Sales Load Imposed on Reinvested Dividends          None
             Deferred Sales Load                                         None
             Redemption Fees                                             None
             Exchange Fee                                                None

                   ANNUAL FUND OPERATING EXPENSES:
                   (as a percentage of average net assets)
                      Management Fees                                    0.09%
                      12b-1 Fees                                         0.00%
                      Other Expenses                                     0.04%
                        Total Fund Operating Expenses                    0.13%

EXAMPLE

                   An investment of $1,000 in the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


                   1 year                                           $2

                   3 years                                          $5


                   This information is provided to help investors understand the operating expenses of the Fund. The information is based on the expenses the Fund expects to incur during its first fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

                   The following table presents unaudited financial information for the Fund for the period ended December 31, 1995.


                                                                    Period
                                                                     Ended
                                                                   12/31/95
                                                                  (Unaudited)*

Per Share Operating Performance                                    $ 1.00
Income from investment operations                                    0.02
Net investment income                                                -
Net realized gain on investments
     Total from investment operations                                0.02

Distributions from net investment income*                           (0.02)

Net asset value, end or period                                     $ 1.00

Total Return                                                         2.55%

Ratios/Supplemental Data

Net assets, end of period (in thousands)                         $897,691

Ratio of expenses to average net assets                              0.12%(a)

Ratio of net investment income to average
  net assets                                                         5.72%(a)

-----------------


*The Fund commenced operations on July 24, 1995, includes net realized capital gains which were under $0.00001 per share.
(a) Annualized.

INVESTMENT OBJECTIVE AND POLICIES

     SNAP FUND'S INVESTMENT OBJECTIVE IS TO SEEK AS HIGH A RATE OF CURRENT INCOME AS CIC BELIEVES IS CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. There can, of course, be no assurance that the Fund will achieve its investment objective. As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.

     The Fund will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following:

(BULLET) U.S.Government securities: U.S.Treasury bills, notes, and bonds, and securities unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States.

(BULLET) Obligations of the Commonwealth of Virginia and of its local governments and of other states: high-quality evidences of indebtedness of the Commonwealth of Virginia, and obligations of any county, city, town, district, authority, or other public body of the Commonwealth. The Fund may also invest in high-quality-obligations of any other state or of any county, city, town, or district located in any other state.

(BULLET) Bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity. The Fund will only purchase bankers' acceptances issued by a bank organized in the U.S. or by a foreign bank with an agency domiciled in the U.S.

(BULLET) Certificates of deposit and interest-bearing time deposits: of national banks or of banks chartered by the Commonwealth of Virginia or of banks chartered by other states and authorized to operate branches in the Commonwealth of Virginia (if such banks chartered by the Commonwealth or other states are under the supervision of the Commonwealth of Virginia and the deposits are secured as provided by the Virginia Security for Public Deposits Act). The amount of any deposit must be insured in its entirety by the Federal Deposit Insurance Corporation, except to the extent any such amount is
            collateralized by eligible collateral as prescribed by law.   Any
            time deposits made by the Fund must mature in seven days or less.

(BULLET) Prime commercial paper: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of the United States or of any state.

(BULLET) Other short-term obligations: high-quality, short-term obligations of corporate issuers.

(BULLET) Repurchase agreements: with respect to U.S. Government or agency securities. Under a repurchase agreement, the Fund purchases a U.S. Government security for a relatively short period (usually not more than one week) which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. The Fund will enter into repurchase agreements only with commercial banks having assets of more than $1 billion and with "primary dealers" in U.S. Government securities. Although CIC will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate. The Fund requires any U.S. Government securities serving as collateral for a repurchase agreement to be delivered to the Fund's custodian (or any approved subcustodian).



     The  Fund  will  invest  only  in  U.S.   dollar-denominated   high-quality
securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees of the Trust believe present minimal
credit  risk. "High-quality   securities"  are  (i)  commercial   paper  or
other short-term obligations rated A-1 by Standard & Poor's Corporation and P-1 by Moody's Investors Service, Inc., and (ii) other obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Fund will not purchase securities of any issuer (other than U.S. Government securities) if, immediately thereafter, more than 5% of the Fund's total assets would be invested in securities of that issuer (or 1% of the Fund's total assets, or $1 million, whichever is greater, if the securities of such issuer owned by the Fund are not rated in the highest rating category by a nationally recognized statistical rating organization), nor will the Fund make an investment in commercial paper if, immediately thereafter, more than 35% of its total assets would be invested in commercial paper.


       The Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than one year. The Fund may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

     Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund may also invest to take advantage of what CIC believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio. The Fund will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Fund's portfolio will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Fund. The value of the securities in the Fund's portfolio can be expected to vary inversely to the changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

     The Fund will not lend money, other than by investment in the instruments described above and through entry into repurchase agreements, nor will it borrow money or pledge, hypothecate, or mortgage its assets. The Fund will not invest in securities of an issuer if any employee of the Fund or CIC (or, to the knowledge of the Fund or CIC, any affiliated person of the Fund or CIC) is an officer or director of that issuer or holds 10% of the outstanding voting securities of that issuer, unless the investment is approved or ratified by the Trustees.

     The Fund will not be responsible for determining whether income or gains from any investment by the Fund will be excludable from the income of participants in the SNAP Program for tax purposes, or will otherwise be subject to or exempt from taxation under federal or state law or be subject to rebate by participants under federal law.

                              -------------------

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

MANAGEMENT OF THE FUND

     The Trustees of Mentor Institutional Trust are responsible for generally overseeing the conduct of the Trust's business. COMMONWEALTH INVESTMENT COUNSEL, INC., located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Fund pursuant to a Management Contract between the Fund and CIC. Subject to the general oversight of the Trustees, CIC, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund. CIC makes investment decisions for the Fund and places the purchase and sale orders for the Fund's portfolio transactions. As compensation for CIC's services under the Management Contract, the Fund pays a fee, accrued daily and paid monthly, at the following annual rate: .09% of the first $500 million of average net assets; .08% of the next $250 million; .07% of the next $250 million; .06% of the next $250 million; and .05% of any amount over $1.25 billion. CIC is a wholly owned subsidiary of Mentor Investment Group, Inc., which is a wholly owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"). Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. CIC currently has assets under management of approximately $4 billion, and serves as investment adviser to Cash Resource Trust, an open-end series investment company, Mentor Balanced Portfolio, Mentor Cash Management Portfolio, Mentor Fixed-Income Portfolio, Mentor Intermediate Duration Portfolio, Mentor Quality Income Portfolio, Mentor Short-Duration Income Portfolio, and America's Utility Fund, Inc., each of which is an open-end investment company, and Mentor Income Fund, Inc., a closed-end investment company. The Fund pays all of its own expenses, including, among other things, Trustees' fees, and auditing, legal, and custodial expenses.

     Subject to the general oversight of the Trustees, CIC, as investment adviser, manages the Fund in accordance with its stated investment objective and policies. A team of investment professionals manages the Fund for CIC.

HOW THE FUND VALUES ITS SHARES

     The Fund values its shares twice each day, once at 12:00 noon and again at the close of regular trading on the New York Stock Exchange. The Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

HOW DISTRIBUTIONS ARE MADE

     The Fund declares all of its net interest income as a distribution on each day the New York Stock Exchange is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders who purchase shares of the Fund as of 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the day after the Fund accepts their order. The Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for any month will be paid on the last day of that month (or, if that day is not a business day, on the preceding business day), except that the Fund's schedule for payment of dividends during the month of December may be adjusted to assist in the Fund's tax reporting and distribution requirements. All distributions will be reinvested automatically in Fund shares as of the payment date, unless the shareholder instructs the Fund to pay distributions to it in cash. Since the net income of the Fund is declared as dividend each time it is determined, the net asset value per share of the Fund normally remains at $1 per share immediately after each determination and dividend declaration.

     The Fund intends to qualify as a "regulated investment company" for federal income tax purposes to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and capital gain net income on a current basis.
Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes.

HOW TO PARTICIPATE IN THE FUND

     Shares of the Fund are currently being offered only to participants in the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). Participants in the SNAP Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAP Program, as it may be amended from time to time (the "Information Statement"), or should contact the SNAP Program directly, for information as to the procedures they should follow in order to purchase shares of the Fund through the Program.

     All Fund shares owned beneficially by participants in the SNAP Program are owned of record by the Treasury Board, an agency of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board will be the record owner of all shares of the Fund owned beneficially by SNAP Program participants, a Program participant should follow the procedures described in the Information Statement of the SNAP Program to ensure that all instructions as to any investment by it in the Fund -- including instructions as to the purchase or sale of shares of the Fund -- are timely carried out by the SNAP Program.

     PURCHASE ORDERS; PURCHASE PRICE. The Fund offers its shares continuously at a price of $1.00 per share. Shares of the Fund are sold at the net asset value next determined after a purchase order is received by the Fund from the SNAP Program. The Fund determines its net asset value at 12:00 noon on each day the New York Stock Exchange is open. Purchase orders that are received prior to 12:00 noon on a particular day are priced according to the net asset value determined at that time, and the shares purchased at that time will earn the dividend declared for that day. Purchase orders that are received after 12:00 noon are priced based on the net asset value determined as of the close of the New York Stock Exchange on that day, and begin to earn dividends on the next day.

     Because the Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Fund at Central Fidelity National Bank. A participant in the SNAP Program wishing to invest in the Fund must ensure that Central Fidelity National Bank, as Depository for the SNAP Program, receives Same Day Funds at or prior to the time the participant wishes to invest in the Fund. Consult the Information Statement or contact the investment manager for the SNAP Program directly for information.

HOW TO REDEEM SHARES

     Shares of the Fund may be redeemed on any day when the New York Stock Exchange is open. Redemptions will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. Shares redeemed at the Fund's 12:00 noon price do not earn the income dividend declared on the day of redemption. Participants should consult the Information Statement or contact the SNAP Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares.

     REDEMPTIONS BY CHECK. SNAP Program participants may elect to have a special checking account with Central Fidelity National Bank. Checks may be drawn on the account for any amount. Upon receipt of a completed signature card, Central Fidelity National Bank will provide the participant with a supply of checks drawn on the account. Additional supplies of checks are available, upon request. When a check is presented to Central Fidelity National Bank, a number of shares in the Fund owned beneficially by the checkwriter will be redeemed in order to pay the full amount of the check.

     Redemption by check is not appropriate for a complete liquidation of an account. If the amount of a redemption check is greater than the value of the shares owned beneficially by the checkwriter, the check will be returned to the depositor due to an insufficient account balance. The checkwriting privilege may be suspended at any time. Consult the Information Statement or contact the SNAP Program for additional information.

                                ---------------

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

     If shares of the Fund to be redeemed represent an investment made by check, the Fund reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected which may take up to 15 days after the purchase date.

MENTOR INSTITUTIONAL TRUST

     Mentor Institutional Trust is a Massachusetts business trust organized on February 8, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.



     The Trust is an open-end series a management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into five series, one representing the Fund, the others representing other funds with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust and the Portfolio are not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.





     In the interest of economy and convenience, the Fund will not issue certificates for its shares except at the shareholder's request.

CUSTODIAN AND TRANSFER AND DIVIDEND AGENT

     Central Fidelity National Bank serves as the Fund's custodian and transfer and dividend agent. The address of Central Fidelity National Bank is 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261.

PERFORMANCE INFORMATION




     The Fund's "yield" is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's "effective yield" represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.


     Past performance does not predict future results. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

SNAP FUND

Prospectus

An Open-End Management
Investment Company




March 8, 1996

                           MENTOR INSTITUTIONAL TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                       (MENTOR CASH MANAGEMENT PORTFOLIO,
                     MENTOR INTERMEDIATE DURATION PORTFOLIO,
       MENTOR FIXED-INCOME PORTFOLIO, AND MENTOR INTERNATIONAL PORTFOLIO)


                               MARCH 11,  1996



         This Statement of Additional Information relates to Mentor Cash Management Portfolio, Mentor Intermediate Duration Portfolio, Mentor Fixed-Income Portfolio, and Mentor International Portfolio (each a "Portfolio" and collectively the "Portfolios"). Each of the Portfolio is a series of shares of beneficial interest in Mentor Institutional Trust (the "Trust"). This Statement is not a prospectus and should be read in conjunction with a prospectus of the Trust or any Portfolio of the Trust. A separate Statement of Additional Information relates to the SNAP Fund (the "SNAP Statement"). A copy of any prospectus or of the SNAP Statement can be obtained upon request made to Mentor Distributors, Inc., the Trust's distributor, at P.O. Box 1357, Richmond, Virginia 23286-0109, or calling Mentor Distributors at 1-(800) 869-6042.


                                TABLE OF CONTENTS

CAPTION                                                                    PAGE

GENERAL  ....................................................................2
INVESTMENT RESTRICTIONS......................................................2
CERTAIN INVESTMENT TECHNIQUES................................................4
MANAGEMENT OF THE TRUST.....................................................20
PRINCIPAL HOLDERS OF SECURITIES.............................................24
INVESTMENT ADVISORY AND OTHER SERVICES......................................24
BROKERAGE...................................................................26
DETERMINATION OF NET ASSET VALUE............................................29
TAX STATUS..................................................................31
THE DISTRIBUTOR.............................................................34
INDEPENDENT ACCOUNTANTS.....................................................34
CUSTODIAN...................................................................34
PERFORMANCE INFORMATION.....................................................34
SHAREHOLDER LIABILITY.......................................................39
OFFICERS OF COMMONWEALTH....................................................39
RATINGS  ...................................................................41
FINANCIAL STATEMENTS........................................................44

                                     GENERAL


         Mentor Institutional Trust (the "Trust") is a Massachusetts business trust organized on February 8, 1994 as IMG Institutional Trust.

         Commonwealth Investment Counsel, Inc. ("Commonwealth") serves as investment adviser to Mentor Intermediate Duration Portfolio, Mentor Fixed-Income Portfolio, and Mentor Cash Management Portfolio; Mentor Perpetual Advisors, L.L.C. serves as investment advisor to Mentor International Portfolio. Mentor Investment Group, Inc. ("Mentor") serves as administrator to each of the Portfolios.

                             INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to a Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio, a Portfolio may not:

         1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry; except that Mentor Cash Management Portfolio may invest up to 100% of its assets in securities of issuers in the banking industry.

         2.       Acquire more than 10% of the voting securities of any issuer.

         3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest.

         5. Purchase or sell securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

         6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

         7. (All Portfolios other than Mentor International Portfolio) Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

                  (Mentor International Portfolio) Borrow more than 331/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities.

         8. (All Portfolios other than Mentor International Portfolio) Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by these investment restrictions.

         9. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

         10. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies or by entering into repurchase agreements.

         In addition, it is contrary to the current policy of each of the Portfolios, which policy may be changed without shareholder approval, to:

         1. Invest in oil, gas, or other mineral leases, rights, or royalty contracts or in real estate (although the Portfolio may invest in securities of issuers that invest or deal in the foregoing types of assets or securities that are secured by or represent interests in real estate).

         2. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% (10% with respect to Mentor Cash Management Portfolio) of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

         3. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

         4. Make short sales or purchase puts, calls, straddles, spreads, or any combination thereof (other than futures contracts, options on futures contracts or indices, and options on foreign currencies).

         5. Invest in securities of any issuer if, to the knowledge of the Portfolio, officers and Trustees of the Portfolio and officers and directors of Commonwealth who beneficially own more than 0.5% of the shares or securities of that issuer together own more than 5%.

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus with respect to a Portfolio, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Portfolio's investment objectives without shareholder approval.

         With respect to fundamental restriction 1, Mentor Cash Management Portfolio currently expects to invest in certificates of deposit, commercial paper, and banker's acceptances issued by issuers in the banking industry.

         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                         CERTAIN INVESTMENT TECHNIQUES

         Set forth below is information concerning certain investment techniques in which one or more of the Portfolios may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to a Portfolio. See "Investment objective(s) and policies" in the Trust's Prospectuses for a description of the investment techniques available to a particular Portfolio.

Forward Commitments

         A Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolios rely on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

         Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if its investment adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

Repurchase Agreements

         A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

When-Issued Securities

         A Portfolio may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Portfolio and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income. While a Portfolio may sell its right to acquire when-issued securities prior to the settlement date, a Portfolio intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. A Portfolio will establish a segregated account in which it will maintain cash and U.S. Government Securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Collateralized mortgage obligations; other mortgage-related securities

         Collateralized mortgage obligations or "CMOs" are debt obligations or pass-through certificates collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), but they also may be collateralized by whole loans or private pass-through certificates (such collateral collectively hereinafter referred to as "Mortgage Assets"). CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.

         In a CMO, a series of bonds or certificates is generally issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating rate coupon and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of the CMOs on a monthly, quarterly, or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a CMO, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series in a pre-determined sequence.

Zero-Coupon Securities

         Zero-coupon securities in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

         Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a

Portfolio is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirement.

         Options

         A Portfolio may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

         Covered call options. A Portfolio may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, a Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         A Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Covered put options. A Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         A Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         Purchasing put and call options. A Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.

         A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

         A Portfolio may also purchase put and call options to enhance its current return.

         Options on foreign securities. The Trust may, on behalf of a Portfolio, purchase and sell options on foreign securities if in the opinion of its investment advisor the investment characteristics of such options, including the risks of investing in such options, are consistent with the Portfolio's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         Risks involved in the sale of options. Options transactions involve certain risks, including the risks that a Portfolio's investment adviser will not forecast interest rate or market movements correctly, that a Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Portfolio's investment adviser to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its investment adviser believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Trust's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Portfolios' investment advisers may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities.

         Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

Futures Contracts

         In order to hedge against the effects of adverse market changes a Portfolio may buy and sell futures contracts. A Portfolio may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Portfolio's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

         Index Futures Contracts and Options. A Portfolio may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. Debt index futures in which the Portfolios are presently expected to invest are not now available, although such futures contracts are expected to become available in the future. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

         A Portfolio may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge a Portfolio's investments successfully using futures contracts and related options, a Portfolio must invest in futures contracts with respect to indexes or subindexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, each of the Portfolios which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         A Portfolio may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Portfolio may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         Margin Payments. When a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Portfolio upon termination of the contract, assuming a Portfolio satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the value of the underlying index rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

         When a Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

         Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Portfolio generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Portfolio would have to exercise the options in order to realize any profit.

         Hedging risks. There are several risks in connection with the use by a Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying index or movements in the prices of a Portfolio's securities which are the subject of a hedge. A Portfolio's investment adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the value of the underlying index and the Portfolio's portfolio securities sought to be hedged.

         Successful use of futures contracts and options by a Portfolio for hedging purposes is also subject to its investment adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by a Portfolio's investment adviser may still not result in a successful hedging transaction over a very short time period.

         Other Risks. A Portfolio will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss, which may be unlimited.

Segregation of Assets

         A Portfolio may at times segregate assets in respect of certain transactions in which the Portfolio enters into a commitment to pay money or deliver securities at some future date. Any such segregated account will be maintained by the Trust's custodian and may contain cash, U.S. government securities, liquid high grade debt obligations, or other appropriate assets.

Reverse Repurchase Agreements

         A Portfolio may enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

         A Portfolio may also enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

         Reverse repurchase agreements may be viewed as a borrowing by the Portfolio, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Portfolio's counterparty, the Portfolio would be unable to recover the security which is the subject of the agreement, the amount of cash or other property transferred by the counterparty to the Portfolio under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or the Portfolio may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

Loans of Portfolio Securities

         A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

Foreign Securities

         A Portfolio may invest in foreign securities and in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

         Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

         In addition, to the extent that a Portfolio's foreign investments are not United States dollar-denominated, the Portfolio may be affected favorably or unfavorably by changes in currency exchange rates or exchange control
regulations  and  may  incur  costs  in  connection   with  conversion   between
currencies.

         In determining whether to invest in securities of foreign issuers, the investment advisor of a Portfolio seeking current income will consider the likely impact of foreign taxes on the net yield available to the Portfolio and its shareholders. Income received by a Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Portfolio will reduce its net income available for distribution to shareholders.

Foreign Currency Transactions

         A Portfolio may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Portfolio may engage in both "transaction hedging" and "position hedging".

         When it engages in transaction hedging, a Portfolio enters into foreign currency transactions with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its portfolio securities. A Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Portfolio will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When it engages in position hedging, a Portfolio enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Portfolio are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which a Portfolio expects to purchase. In connection with position hedging, a Portfolio may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of a Portfolio's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Portfolio if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         To offset some of the costs to a Portfolio of hedging against fluctuations in currency exchange rates, the Portfolio may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         A Portfolio may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Portfolio will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on its futures positions.

         Foreign  Currency  Options.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         Settlement Procedures. Settlement procedures relating to a Portfolio's investments in foreign securities and to a Portfolio's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in a Portfolio's domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

                            MANAGEMENT OF THE TRUST

         The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.


                                            Position Held               Principal Occupation
Name and Address                            with Portfolio              During Past 5 Years
----------------                            --------------              -------------------
Stanley F. Pauley                          Trustee                      Chairman and Chief Executive
                                                                        Officer, E.R. Carpenter Company
                                                                        Incorporated; Trustee, The Mentor
                                                                        Funds; Trustee, Cash Resource Trust.


Louis W. Moelchert, Jr.                    Trustee                      Vice President of Business and
                                                                        Finance, University of Richmond;
                                                                        Trustee, The Mentor Funds; Trustee,
                                                                        Cash Resource Trust.

Thomas F. Keller                           Trustee                      Dean, Fuqua School of Business,
                                                                        Duke University; Trustee, The Mentor
                                                                        Funds; Trustee, Cash Resource Trust.

Arnold H. Dreyfuss                         Trustee                      Retired.  Formerly, Chairman and
                                                                        Chief Executive Officer, Hamilton
                                                                        Beach/Proctor-Silex, Inc.; Trustee,
                                                                        The Mentor Funds; Trustee, Cash
                                                                        Resource Trust.



*Daniel J. Ludeman                         Chairman;                    Chairman and Chief Executive Officer
                                           Trustee                      since July 1991, Mentor Investment
                                                                        Group, Inc.; Managing Director of
                                                                        Wheat, First Securities, Inc. since
                                                                        August 1989; Managing Director of
                                                                        Wheat First Butcher Singer since June
                                                                        1991; Director, Mentor Income Fund,
                                                                        Inc.; Chairman and Trustee, The
                                                                        Mentor Funds; Chairman and Trustee,
                                                                        Cash Resource Trust.





Troy A. Peery, Jr.                         Trustee                      President, Heilig-Meyers Company.
                                                                        Trustee, The Mentor Funds; Trustee,
                                                                        Cash Resource Trust.


Paul F. Costello                           President                    Managing Director, Mentor
                                                                        Investment Group, Inc. and Wheat
                                                                        First Butcher Singer; President,
                                                                        Mentor Income Fund, The Mentor
                                                                        Funds, and Cash Resource Trust;
                                                                        Executive Vice President and Chief
                                                                        Administrative Officer, America's
                                                                        Utility Fund, Inc.; Director, Mentor
                                                                        Perpectual Advisors, L.L.C. and
                                                                        Mentor Trust Company; formerly,
                                                                        Director, President and Chief
                                                                        Executive Officer, First Variable
                                                                        Life Insurance Company; President
                                                                        and Chief Financial Officer,
                                                                        Variable Investors Series Trust;
                                                                        President and Treasurer, Atlantic
                                                                        Capital & Research, Inc.; Vice
                                                                        President and Treasurer, Variable
                                                                        Stock Portfolio, Inc., Monarch
                                                                        Investment Series Trust, and GEICO
                                                                        Tax Advantage Series Trust; Vice
                                                                        President, Monarch Life Insurance
                                                                        Company, GEICO Investment Services
                                                                        Company, Inc., Monarch Investment
                                                                        Services Company, Inc., and
                                                                        Springfield Life Insurance Company.


Terry L. Perkins                           Treasurer                    Vice President,  Mentor Investment Group,
                                                                        Inc.; Treasurer,  Cash Resource
                                                                        Trust, Mentor Income Fund Inc.,  The
                                                                        Mentor Funds,  and America's  Utility
                                                                        Fund,  Inc.; formerly, Treasurer and
                                                                        Comptroller, Ryland Capital
                                                                        Management, Inc.




Michael Wade                               Assistant Treasurer          Associate  Vice  President,  Mentor
                                                                        Investment  Group,  Inc.  since April
                                                                        1994; Assistant  Treasurer,  Cash
                                                                        Resource Trust, Mentor Income Fund,
                                                                        Inc., The Mentor Funds, and America's
                                                                        Utility Fund, Inc.;  formerly,
                                                                        Senior  Accountant,  Wheat First
                                                                        Butcher Singer,  Inc.,  April 1993
                                                                        through March 1994;  Audit Senior,
                                                                        BDO Seidman, July 1989 through March
                                                                        1993.


John M. Ivan                               Clerk                        Managing Director since October 1992,
                                                                        Director of Compliance since October
                                                                        1992, Senior Vice President from 1990
                                                                        to October 1992, and Assistant
                                                                        General  Counsel since  1985,  Wheat,
                                                                        First  Securities,   Inc.;  Clerk,
                                                                        Cash  Resource  Trust; Secretary, The
                                                                        Mentor Funds.


         The table below shows the fees paid to each Trustee by the Trust for the 1995 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1995 calendar year.

                                                                                Total compensation
                                       Aggregate compensation                         from all
Trustees                                    from the Trust                          complex funds

Daniel J. Ludeman                                $    0                               $         0
Arnold H. Dreyfuss                                  200                                    17,200
Thomas F. Keller                                    200                                    14,700
Louis W. Moelchert, Jr.                             200                                    16,700
Stanley F. Pauley                                   150                                    16,675
Troy A. Peery, Jr.                                  150                                    16,175

-------------

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of February 15, 1996, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of each Portfolio. To the knowledge of the Trust, no person owned of record or beneficially more than 5% of the outstanding shares of any Portfolio as of that date, except the following:


            SHAREHOLDER                        PERCENTAGE          SHARES

Cash Management Portfolio:

    Farmers Telephone Coop. Inc.                  7.50%            6,408,239
    P.O. Box 586
    Kingstree, SC 29556-0588

    James City County                             9.85%            8,449,920
    Attn: Betty S. Pettengill, Treas.
    P.O. Box 8701
    Williamsburg, VA 23167-8701

    Roanoke County Resource Authority             6.01%            6,136,566
    P.O. Box 21009
    Roanoke, VA 24018-0533

    Spotsylvania County                           6.99%            5,980,537
    Attn: Larry Pritchett
    P.O. Box 65
    Spotsylvania, VA 22553-0065

    Stafford County                               7.34%            6,273,067
    P.O. Box 68
    Stafford, VA 22555-0068

Intermediate Duration Portfolio:

    NationsBank                                  74.55%              731,597
    C/F McGuire Woods & Battle
    Pens Plan U/A DTD 8/25/94
    Attn: C. Singleton
    1801 K Street NW
    Washington, DC 20006-1301

    Longwood College FDN Inc.                    18.77%              164,216
    Longwood College
    C/O Jimmy H. Paul
    201 High Street
    Farmville, VA 23909-1600

Fixed Income Portfolio:

    Wheat First Butcher Singer                   99.25%            2,576,032
    FBO IMG Fixed-Income
    Attn: John Rice
    700 N. Park Drive
    Glen Allen, VA 23060







         No shares of Mentor International Portfolio were outstanding for the period for which information is shown.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         Each of Commonwealth and Mentor Perpetual act as investment advisers to the respective Portfolios pursuant to Management Contracts with the Trust. Mentor Investment Group acts as administrator to each of the Portfolios pursuant to an Administration Agreement with the Trust. Subject to the supervision and direction of the Trustees, each investment adviser manages a Portfolio's portfolio in accordance with the stated policies of that Portfolio and of the Trust. The investment advisers make investment decisions for the Portfolios and place the purchase and sale orders for portfolio transactions. Mentor furnishes each of the Portfolios with certain statistical and research data, clerical help, and certain accounting, data processing, and other services required by the Portfolios, assists in preparation of certain reports to shareholders of the Portfolios, tax returns, and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Portfolios' operations. Each investment adviser and Mentor bear all their expenses in connection with the performance of their services. In addition, the investment advisers and Mentor pay the salaries of all officers and employees who are employed by them and the Trust.

         The investment advisers provide the Portfolios with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Portfolios and for the other investment advisory clients of an investment adviser and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Wheat First Butcher Singer handles purchases and sales under guidelines approved by investment officers of the Trust. The investment advisers employ professional staffs of portfolio managers who draw upon a variety of resources, including Wheat for research information for their respective Portfolios.

         The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Portfolios may be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

         Expenses  incurred  in  the  operation  of  a  Portfolio  or  otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

         Each of the Management Contracts and the Administration Agreement is subject to annual approval (commencing in 1996 for Mentor Intermediate Duration Portfolio, Mentor Fixed-Income Portfolio, and Mentor Cash Management Portfolio and commencing in 1997 for Mentor International Portfolio) by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, the investment adviser in question, or Mentor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contracts are terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by the investment adviser. The Administration Agreement is terminable without penalty, immediately upon notice, by the Trustees or by vote of the holders of a majority of the affected Portfolio's shares, and on not less than thirty days' notice by Mentor. Each of the Agreements will terminate automatically in the event of its assignment.

                                    BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of portfolio securities by Portfolios investing primarily in certain fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those Portfolios would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment advisers receive brokerage and research services and other similar services from many broker-dealers with which they place the Portfolios' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment advisers' managers and analysts. Where the services referred to above are not used exclusively by an investment adviser for research purposes, the investment adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to an investment adviser and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

         The investment advisers place all orders for the purchase and sale of portfolio investments for the Portfolios and buy and sell investments for the Portfolios through a substantial number of brokers and dealers. The investment advisers seek the best overall terms available for the Portfolios, except to the extent they may be permitted to pay higher brokerage commissions as described below. In doing so, an investment adviser, having in mind a Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As  permitted by Section  28(e) of the 1934 Act, and by the  Management
Contracts, the investment advisers may cause the Portfolios to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to them an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The investment advisers' authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The investment advisers do not currently intend to cause a Portfolio to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the investment advisers will use their best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, the investment advisers may consider sales of shares of a Portfolio (and, if permitted by law, of the other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.

         The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat will not participate in brokerage commissions given by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat in over-the-counter securities in which Wheat makes a market.

         Under rules adopted by the SEC, Wheat may not execute transactions for a Portfolio on the floor of any national securities exchange, but may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with Wheat. Wheat will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation it receives from a Portfolio. The Trust has been advised by Wheat that on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

                        DETERMINATION OF NET ASSET VALUE

         The Trust determines net asset value per share of the Portfolios each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

         MENTOR INTERMEDIATE DURATION PORTFOLIO, MENTOR FIXED-INCOME PORTFOLIO AND MENTOR INTERNATIONAL PORTFOLIO. In respect of Mentor Intermediate Duration Portfolio, Mentor FixedIncome Portfolio, and Mentor International Portfolio, securities for which market quotations are readily available are valued at prices which, in the opinion of the Trustees or a Portfolio's investment adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the Portfolio outstanding.

         Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutionalsize trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, its investment adviser determines their fair values. The fair value of such securities is generally determined as the amount which a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

         MENTOR CASH MANAGEMENT PORTFOLIO ONLY. The valuation of Mentor Cash Management Portfolio's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Portfolio seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply on a day when the use of amortized cost by the Portfolio resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

         The valuation of the Portfolio's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, a Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Portfolio's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether a Portfolio's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Portfolio representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Portfolio in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that the Portfolio's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Portfolio determined at any time is a negative amount, the Portfolio will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Portfolio (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Portfolio will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Portfolio that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in the Portfolio.

         Should the Portfolio incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   TAX STATUS

         Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a series of Massachusetts business trust, a Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

         In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Portfolio's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Portfolio so elects) plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Portfolio during October, November, or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31 of the year in which declared.

         Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Portfolio has invested and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the level of the Portfolio.

         Each Portfolio is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Portfolio shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Portfolio is notified that the shareholder has under reported income in the past, or who fails to certify to a Portfolio that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Portfolio with a proper certification.

         Foreign currency-denominated securities and related hedging transactions (Mentor International Portfolio only). Mentor International Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Portfolio may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Portfolio to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Portfolio may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         Investment by the Portfolio in certain "passive foreign investment companies" could subject the Portfolio to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S.

federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                 THE DISTRIBUTOR

         Mentor Distributors, Inc. ("Mentor Distributors") is the Trust's distributor and service agent and is a wholly-owned subsidiary of Wheat First Butcher Singer. Mentor Distributors is acting on a best efforts basis in the continuous offering of the Trust's shares.

                             INDEPENDENT ACCOUNTANTS

         KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Portfolio's independent auditors, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

                                    CUSTODIAN

         The custodian of the Portfolios, Investors Fiduciary Trust Company, is located at 127 West 10th Street, Richmond, Virginia 64105. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                             PERFORMANCE INFORMATION

         MENTOR INTERMEDIATE DURATION PORTFOLIO AND MENTOR FIXED-INCOME PORTFOLIO. With respect to Mentor Intermediate Duration Portfolio, Mentor Fixed Income Portfolio and Mentor International Portfolios, total return is determined by calculating the actual investment return on a $1,000 investment in the Portfolio over the applicable period. Total return may also be presented for other periods. Total return calculations assume reinvestment of all Portfolio distributions at net asset value on their respective reinvestment dates. The cumulative total return for the life of Mentor Intermediate Duration Portfolio (commencement of operations December 19, 1994) and Mentor Fixed-Income Portfolio (commencement of operations December 6, 1994) through October 31, 1995 was 12.38% and 15.90%, respectively. NO SHARES OF MENTOR INTERNATIONAL PORTFOLIO WERE OUTSTANDING DURING THIS PERIOD.

         Each Portfolio's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a Portfolio during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the

Portfolio outstanding during the base period and entitled to receive dividends and (B) the net asset value per share on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Portfolio is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The yield for Mentor Intermediate Duration and Mentor Fixed-Income Portfolio for the thirty-day period ended October 31, 1995 was 6.30% and 6.36%, respectively. NO SHARES OF MENTOR INTERNATIONAL PORTFOLIO WERE OUTSTANDING DURING THIS PERIOD.

         MENTOR CASH MANAGEMENT PORTFOLIO ONLY. The yield of Mentor Cash Management Portfolio is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Portfolio's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         Based on the seven-day period ended October 31, 1995, Mentor Cash Management Portfolio's yield was 5.79% and its effective yield was 5.96%.



         ALL DATA FOR EACH OF THE PORTFOLIOS ARE BASED ON PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS.

         Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how the Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED ON THE BASIS OF THEIR OWN CRITERIA RATHER THAN ON THE BASIS OF THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED ABOVE.

         LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         MORNINGSTAR, INC. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         BUSINESS WEEK publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         INVESTOR'S BUSINESS DAILY publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         BARRON'S periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         THE WALL STREET JOURNAL publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         FORTUNE magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3- year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         MONEY magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         FINANCIAL WORLD publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate - and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         FORBES magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         KIPLINGER'S PERSONAL FINANCE MAGAZINE (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. NEWS AND WORLD REPORT periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         THE 100 BEST MUTUAL PORTFOLIOS YOU CAN BUY (1992), authored by Gordon
         K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a fivepoint system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                              SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

                            OFFICERS OF COMMONWEALTH


W. HANCE WEST, JR., CFA MANAGING DIRECTOR, TOTAL RETURN PORTFOLIO MANAGER Mr. West has eight years of investment management experience. Mr. West serves as co-manager for the Mentor Income Fund (formerly RAC Income Fund), a $130 million closed-end bond fund. He holds his undergraduate degree in accounting from Virginia Polytechnic Institute and his graduate degree in business from University of Rochester.

P. MICHAEL JONES, CFA        MANAGING DIRECTOR, INCOME PORTFOLIO MANAGER
Mr. Jones has ten years of investment management experience. Mr. Jones is responsible for the design and implementation of the fixed-income group's proprietary analytical system. He earned his undergraduate degree from the College of William and Mary.

STEVEN C. HENDERSON        ASSOCIATE VICE PRESIDENT, INCOME PORTFOLIO MANAGER
Mr. Henderson has six years of investment management experience. He has an undergraduate degree from the University of Richmond and a masters in business administration from George Washington University.

STEPHEN R.  MCCLELLAND     VICE  PRESIDENT,  TOTAL  RETURN  PORTFOLIO  MANAGER
Mr. McClelland has five years of investment management experience, all of which have been at Commonwealth. He is a Certified Public Accountant and received his undergraduate degree in accounting from Iowa State University and his graduate business degree from Virginia Commonwealth University.

KEITH WANTLING             ASSOCIATE VICE PRESIDENT, SENIOR RESEARCH ANALYST
Mr. Wantling has four years of experience. Mr. Wantling performs analysis and screening for credit sensitive private label mortgage-backed securities and directs the firm's portfolio analysis effort. He holds his undergraduate degree in accounting information systems from Virginia Polytechnic Institute.

R. PRESTON NUTTALL, CFA    MANAGING DIRECTOR, DIRECTOR OF CASH MANAGEMENT AND
                           PORTFOLIO MANAGER
Mr. Nuttall has more than thirty years of investment management experience. Prior to Commonwealth, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.


HUBERT R. WHITE III         VICE PRESIDENT, PORTFOLIO MANAGER

Mr. White has eleven years of investment management experience. Prior to joining Commonwealth, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.


KATHRYN T. ALLEN            VICE PRESIDENT, PORTFOLIO MANAGER

Ms. Allen has fourteen years of investment management experience and specializes in tax-free trades. Prior to joining Commonwealth, Ms. Allen was portfolio group manager at PNC Institutional Management Corporation. She has her undergraduate degree in commerce and business administration from the University of Alabama.

                                     RATINGS

         The rating services' descriptions of corporate bonds are:

MOODY'S INVESTORS SERVICE, INC.:

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


STANDARD & POOR'S:


AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

  (BULLET)         liquidity ratios are adequate to meet cash requirements;

  (BULLET)         long-term senior debt is rated "A" or better;

  (BULLET) the issuer has access to at least two additional channels of borrowing;

  (BULLET) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

  (BULLET) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

  (BULLET)         the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

  (BULLET)         evaluation of the management of the issuer;

  (BULLET) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

  (BULLET) evaluation of the issuer's products in relation to competition and customer acceptance;

  (BULLET)         liquidity;

  (BULLET)         amount and quality of long-term debt;

  (BULLET)        trend of earnings over a period of ten years;

  (BULLET) financial strength of parent company and the relationships which exist with the issuer; and

  (BULLET) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

MENTOR CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal
                                                                   Net Assets       Amount           Value

BANK NOTE                                                             4.29%
  Harris Trust, 5.75%, 11/30/95                                                   $ 3,000,000     $ 3,000,000

BANKERS ACCEPTANCES                                                  22.81%
  Chase Manhattan Bank, 5.70%, 12/29/95                                             1,058,874       1,049,150
  Citibank, 5.72%, 11/10/95                                                         2,000,000       1,997,140
  Corestates Bank, 5.57%-5.62%, 2/20/96-2/23/96                                     2,000,000       1,965,029
  Credit Suisse New York, 5.66%, 11/14/95                                           2,000,000       1,995,912
  Mellon Bank, 5.71%-5.72%, 11/13/95-1/26/96                                        3,470,310       3,442,407
  Nationsbank, 5.70%-5.75%, 2/23/96-3/20/96                                         3,000,000       2,940,245
  State Street Bank & Trust Company, 5.63%, 1/30/96                                 2,616,492       2,579,665
  Total Bankers Acceptances                                                                        15,969,548

COMMERCIAL PAPER                                                     28.45%
  ABN-Amro North America Finance, Inc.,
     5.55%, 2/21/96                                                                 2,000,000       1,965,467
  Associates Corporation of North America,
     5.71%, 11/28/95                                                                2,000,000       1,991,435
  CS First Boston, 5.65%-5.71%, 11/9/95-1/18/96                                     2,000,000       1,986,489
  Electronic Data Systems Corporation, 5.72%, 1/30/96                               2,000,000       1,971,400
  Internationale Nederlanden Funding Corporation, 5.72%,
     11/22/95                                                                       3,000,000       2,989,990
  Merrill Lynch & Company, Inc., 5.58%, 3/8/96                                      2,000,000       1,960,320
  Morgan Stanley Group, Inc., 5.60%-5.73%,
     12/20/95-1/25/96                                                               3,000,000       2,971,227
  National Rural Utilities Cooperative
     Finance Corporation, 5.70%, 11/2/95                                            2,000,000       1,999,683
  Rincon Securities, Inc., 5.70%-5.72%,
     12/15/95-1/12/96                                                               2,100,000       2,080,910
Total Commercial Paper                                                                             19,916,921

U.S. GOVERNMENT AGENCIES                                              8.57%
  Federal Home Loan Bank, 5.17%, 11/6/95                                            2,000,000       1,999,688
  Student Loan Market Association, 5.00%-5.75%,
     8/9/96-8/4/97 (a)                                                              4,000,000       3,998,434
Total U.S. Government Agencies                                                                      5,998,122

MENTOR CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal
                                                                   Net Assets       Amount           Value

REPURCHASE AGREEMENTS                                                35.67%
  Goldman, Sachs & Company
     Dated 10/31/95, 5.90%, due 11/1/95, collateralized by
     $9,984,748 Federal Home Loan Mortgage Corporation, 7.50%,
     1/1/00                                                                       $ 9,968,182     $ 9,968,182

  Nationsbank Corporation
     Dated 10/31/95, 5.85%, due 11/1/95, collateralized by
     $13,900,000 U.S. Treasury Note, 7.75%, 11/30/99                               15,000,000      15,000,000
Total Repurchase Agreements                                                                        24,968,182

TOTAL INVESTMENTS (COST $69,852,773)                                 99.79%                        69,852,773

OTHER ASSETS LESS LIABILITIES                                         0.21%                           144,206

NET ASSETS                                                          100.00%                       $69,996,979

(a) Floating Rate Securities -- The rates shown are the effective rates at October 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INTERMEDIATE DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal        Market
                                                                   Net Assets       Amount           Value

U.S. GOVERNMENT AND AGENCY SECURITIES                                 63.22%
  Federal Home Loan Mortgage Corporation,
     10.50%, 2/1/03                                                               $   433,265     $   459,465
  Federal National Mortgage Association,
     11.00%, 7/1/01                                                                   304,204         321,221
  Government National Mortgage Association,
     6.50%, 9/1/25, TBA*                                                              550,000         533,841
  U.S. Treasury Note, 7.50%, 1/31/97                                                  500,000         511,245
  U.S. Treasury Note, 7.38%, 11/15/97                                                 700,000         722,911
  U.S. Treasury Note, 5.50%, 2/28/99                                                2,100,000       2,085,342
  U.S. Treasury Note, 7.50%, 11/15/01**                                             1,600,000       1,729,920
  U.S. Treasury Note, 6.25%, 2/15/03                                                  250,000         254,342
  U.S. Treasury Note, 7.25%, 5/15/04                                                  875,000         946,654
Total U.S. Government and Agency Securities
  (cost $7,433,645)                                                                                 7,564,941

CORPORATE BONDS                                                       20.96%
  Abbey National PLC, 6.69%, 10/17/05                                                 200,000         200,560
  Developers Diversified Realty, 7.63%, 5/15/00                                       250,000         251,830
  Lehman Brothers, Inc., 9.88%, 10/15/00                                              525,000         591,958
  Limited, Inc., 8.88%, 8/15/99                                                       125,000         135,095
  Occidental Petroleum, 8.75%, 2/14/03                                                300,000         314,133
  Salomon, Inc., MTN, 9.75%, 7/15/97                                                  300,000         314,355
  Salomon, Inc., 6.00%, 1/12/98                                                       250,000         245,530
  Service Corporation International, 6.88%, 10/1/07                                   200,000         200,718
  Travelers, Inc., 6.88%, 6/1/25                                                      250,000         254,073
Total Corporate Bonds (cost $2,483,538)                                                             2,508,252

MENTOR INTERMEDIATE DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal        Market
                                                                   Net Assets       Amount           Value

SHORT-TERM INVESTMENT                                                 17.17%
REPURCHASE AGREEMENT
  Nationsbank Corporation
     Dated 10/31/95, 5.85%, due 11/1/95, collateralized
     by $1,900,000 U.S. Treasury Note, 7.75%,
     11/30/99 (cost $2,053,656)                                                   $ 2,053,656     $ 2,053,656

TOTAL INVESTMENTS (COST $11,970,839)                                 101.35%                       12,126,849

OTHER ASSETS LESS LIABILITIES                                         (1.35%)                        (161,052)

NET ASSETS                                                           100.00%                      $11,965,797

* At October 31, 1995 cost of securities purchased on a when-issued basis totaled $536,418.

** $1,600,000 principal amount of this security has been segregated for a commitment to purchase when-issued securities at October 31, 1995.

MTN - Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of     Principal        Market
                                                                   Net Assets       Amount          Value

U.S. GOVERNMENT AND AGENCY SECURITIES                                 56.39%
  Federal Home Loan Mortgage Corporation,
     10.50%, 2/1/03                                                               $  433,265     $   459,465
  Federal National Mortgage Association,
     11.00%, 7/1/01                                                                  437,756         462,245
  Government National Mortgage Association,
     6.50%, 9/1/25, TBA*                                                           1,650,000       1,601,523
  U.S. Treasury Note, 5.50%, 2/28/99                                               3,000,000       2,979,060
  U.S. Treasury Note, 5.63%, 6/30/97                                               3,000,000       2,999,970
  U.S. Treasury Note, 6.13%, 7/31/00                                                 500,000         506,090
  U.S. Treasury Note, 7.50%, 5/15/02                                               1,000,000       1,086,220
  U.S. Treasury Note, 6.25%, 2/15/03                                               1,100,000       1,119,107
  U.S. Treasury Note, 7.25%, 5/15/04                                               1,200,000       1,298,268
  U.S. Treasury Bond, 7.13%, 2/15/23**                                             2,450,000       2,669,152
  U.S. Treasury Bond, 7.50%, 11/15/24**                                            2,760,000       3,152,362
  U.S. Treasury Bond, 7.63%, 2/15/25                                                 750,000         870,292
Total U.S. Government and Agency Securities
  (cost $18,247,812)                                                                              19,203,754

CORPORATE BONDS                                                       28.55%
  Abbey National PLC, 6.69%, 10/17/05                                                800,000         802,240
  Developers Diversified Realty, 7.63%, 5/15/00                                      750,000         755,490
  Lehman Brothers, Inc., 9.88%, 10/15/00                                           1,475,000       1,663,122
  Limited, Inc., 8.88%, 8/15/99                                                      375,000         405,285
  Lockheed Martin Corporation, 9.38%, 10/15/99                                     1,000,000       1,108,670
  Nationsbank, 9.38%, 9/15/09                                                        750,000         906,232
  Occidental Petroleum, 8.75%, 2/14/03                                             1,000,000       1,047,110
  Salomon, Inc., MTN, 9.75%, 7/15/97                                                 700,000         733,495
  Salomon, Inc., 6.00%, 1/12/98                                                      750,000         736,590
  Service Corporation International, 6.88%, 10/1/07                                  800,000         802,872
  Travelers, Inc., 6.88%, 6/1/25                                                     750,000         762,218
Total Corporate Bonds (cost $9,631,873)                                                            9,723,324

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of     Principal        Market
                                                                   Net Assets       Amount          Value

SHORT-TERM INVESTMENT                                                 18.40%
REPURCHASE AGREEMENT
  Nationsbank Corporation
     Dated 10/31/95, 5.85%, due 11/1/95, collateralized by
     $5,800,000 U.S. Treasury Note, 7.75%, 11/30/99 (cost
     $6,265,720)                                                                  $6,265,720     $ 6,265,720

TOTAL INVESTMENTS (COST $34,145,405)                                 103.34%                      35,192,798

OTHER ASSETS LESS LIABILITIES                                         (3.34%)                     (1,139,339)

NET ASSETS                                                           100.00%                     $34,053,459

* At October 31, 1995 cost of securities purchased on a when-issued basis totaled $1,609,254.

** $5,210,000 principal amount of these securities have been segregated for a commitment to purchase when-issued securities at October 31, 1995.

   MTN - Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

                                                            Mentor           Mentor             Mentor
                                                             Cash         Intermediate          Fixed-
                                                          Management        Duration            Income
                                                           Portfolio       Portfolio           Portfolio

ASSETS
  Investments, at market value * (Note 2)
     Investment securities                                $44,884,591     $ 10,073,193        $28,927,078
     Repurchase agreements                                 24,968,182        2,053,656          6,265,720
     Total investments                                     69,852,773       12,126,849         35,192,798
  Receivables
     Interest                                                 112,548          198,625            470,263
     Fund shares sold                                           9,579          170,000            155,533
     Due from management company (Note 4)                      35,983            9,702             26,135
  Deferred expenses (Note 2)                                   27,367            5,362             27,048
     Total assets                                          70,038,250       12,510,538         35,871,777

LIABILITIES
  Payables
     Investments purchased                                         -           536,418          1,609,254
     Fund shares redeemed                                       5,097                -            189,408
     Dividends                                                 11,131                -                  -
  Accrued expenses and other liabilities                       25,043            8,323             19,656
     Total liabilities                                         41,271          544,741          1,818,318
NET ASSETS                                                $69,996,979     $ 11,965,797        $34,053,459

Net Assets represented by:
  Additional paid-in capital                              $69,996,979     $ 11,278,113        $31,480,542
  Undistributed net investment income                              -            54,440            172,353
  Undistributed realized gain on investment
     transactions                                                  -           477,234          1,353,171
  Net unrealized appreciation of investments                       -           156,010          1,047,393
     Net Assets                                           $69,996,979     $ 11,965,797        $34,053,459

     Shares Outstanding                                    69,996,979          898,741          2,484,138
NET ASSET VALUE PER SHARE                                 $      1.00     $      13.31        $     13.71

* Investments at cost $69,852,773, $11,970,839 and $34,145,405 respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1995

                                                            Mentor          Mentor              Mentor
                                                             Cash        Intermediate           Fixed-
                                                          Management       Duration             Income
                                                          Portfolio*     Portfolio**         Portfolio***

INVESTMENT INCOME
  Interest (Note 2)                                       $2,439,036      $  668,347          $1,797,962

EXPENSES
  Transfer agent fees                                        42,539           10,464              25,942
  Custodian fees                                             14,749           10,158              16,836
  Organizational expenses (Note 2)                            6,857            1,347               6,779
  Audit fees                                                  6,762            1,356               3,555
  Shareholder reports and postage expenses                    3,977              895               2,222
  Legal fees                                                  3,395              800               2,345
  Registration expenses                                       1,122              255                 646
  Directors' fees and expenses                                  441              130                 329
     Total expenses                                          79,842           25,405              58,654
Deduct
  Reimbursement of expenses by management
     company (Note 4)                                        63,607           20,703              45,996
Net expenses                                                 16,235            4,702              12,658
Net investment income                                     2,422,801          663,645           1,785,304

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments (Note 2)                       -          468,099           1,341,178
  Change in unrealized appreciation of investments                -          156,010           1,047,393
     Net realized and unrealized gain on investments              -          624,109           2,388,571
Net increase in net assets resulting from operations      $2,422,801      $1,287,754          $4,173,875

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Mentor        Mentor            Mentor
                                                                   Cash       Intermediate        Fixed-
                                                                Management     Duration           Income
Period Ended October 31, 1995                                   Portfolio*    Portfolio**      Portfolio***

INCREASE IN NET ASSETS
OPERATIONS
  Net investment income                                        $  2,422,801   $  663,645       $  1,785,304
  Net realized gain on investments                                        -      468,099          1,341,178
  Change in net unrealized appreciation of investments                    -      156,010          1,047,393
       Increase in net assets from operations                     2,422,801    1,287,754          4,173,875

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                          (2,422,801)    (600,070)        (1,600,958)

CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Net proceeds from sale of shares                              137,216,173   10,710,006         34,992,343
  Reinvested distributions                                        2,407,807      599,637          1,600,958
  Cost of shares redeemed                                       (69,627,001)     (31,530)        (5,112,759)
     Change in net assets from capital share transactions        69,996,979   11,278,113         31,480,542

Increase in net assets                                           69,996,979   11,965,797         34,053,459

NET ASSETS
  Beginning of period                                                     -            -                  -
  End of period                                                $ 69,996,979   $11,965,797      $ 34,053,459

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
FINANCIAL HIGHLIGHTS

                                                Mentor            Mentor              Mentor
                                                 Cash          Intermediate           Fixed-
                                              Management         Duration             Income
Period Ended October 31, 1995                 Portfolio*        Portfolio**        Portfolio***

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00        $    12.50         $12.50
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.05              0.78           0.81
  Net realized and unrealized gain on
     investments                                      -              0.74           1.14
  Total from investment operations                 0.05              1.52           1.95

LESS DISTRIBUTIONS
  Dividends from income                           (0.05)            (0.71)         (0.74)

NET ASSET VALUE, END OF PERIOD               $     1.00        $    13.31         $13.71

Total Return                                       5.06%            12.38%         15.90%

Ratios / Supplemental Data

Net assets, end of period (in thousands)     $   69,997        $   11,966         $34,053

Ratio of expenses to average net assets            0.04%(a)          0.05%(a)        0.05%(a)

Ratio of expenses to average net assets
  excluding waiver                                 0.18%(a)          0.25%(a)        0.22%(a)

Ratio of net investment income to average
  net assets                                       5.56%(a)          6.52%(a)        6.75%(a)

Portfolio turnover rate                               -               307%            302%

(a)  Annualized.

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995

NOTE 1: ORGANIZATION
Mentor Institutional Trust, formerly IMG Institutional Trust, was organized on February 8, 1994, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On June 27, 1995, the name of the the Trust was changed to Mentor Institutional Trust ("Trust"). The Trust consists of four separate diversified portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at October 31, 1995. These financial statements include the following
Portfolios:

    Mentor Cash Management Portfolio
    ("Cash Management Portfolio")

    Mentor Intermediate Duration Portfolio
    ("Intermediate Duration Portfolio")

    Mentor Fixed-Income Portfolio
    ("Fixed-Income Portfolio")

The assets of each Portfolio of the Trust are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios:

A. Valuation of Securities

Securities held by the Cash Management Portfolio are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

U.S. Government obligations held by the Intermediate Duration Portfolio and the Fixed-Income Portfolio are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income securities, mortgage backed securities, mortgage related and other related securities are valued at the prices provided by an independent pricing service. Security valuations not available from an independent pricing service are provided by dealers reviewed by the Board of Trustees. In determining value, the dealers use information with respect to transactions in such securities, market transactions in comparable securities, various relationships between securities, and yield to maturity. Any securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. Security Transactions and Interest Income

Security transactions for the Portfolios are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.

D. Expenses

Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Trust expenses are allocated among the Portfolios in proportion to their relative net assets.

E. Federal Taxes

No provision for federal income taxes has been made since it is each Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within allowable time limit substantially all taxable income and realized capital gains.

F. When-Issued and Delayed Delivery Transactions

The Fixed-Income Portfolio and Intermediate-Duration Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolios engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and policies and not for the purpose of investment leverage. The Portfolios will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolios will maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

G. Deferred Expenses

Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.

H. Distributions

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferral of wash sales.

NOTE 3: DIVIDENDS
Dividends will be declared daily and paid monthly by the Cash Management Portfolio. Dividends are declared and paid quarterly by the Fixed-Income Portfolio and Intermediate Duration Portfolio. Capital gains realized by each Portfolio, if any, will be distributed annually.

NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS
Each Portfolio has entered into an Investment Management Agreement with Commonwealth Investment Counsel, Inc. ("Commonwealth") to provide investment advisory services to each of the Portfolios. Commonwealth receives no compensation for its services. Commonwealth is a wholly-owned subsidiary of Mentor Investment Group, Inc. (formerly Investment Management Group, Inc.), which is a wholly-owned subsidiary of Wheat First Butcher Singer, Inc.

In order to limit the annual operating expenses of the Portfolios, Commonwealth may bear certain expenses incurred in connection with the operation of the Portfolios. For the period ended October 31, 1995 Commonwealth bore expenses of $63,607, $20,703 and $45,996 respectively, for the Cash Management Portfolio, Intermediate Duration Portfolio and Fixed-Income Portfolio.

Mentor Investment Group, Inc. ("Mentor") provides administrative personnel and services to each Portfolio, pursuant to an Administration Agreement. Mentor receives no compensation for such services.

NOTE 5: INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments), for the period ended October 31, 1995, were as follows:

Portfolio                  Purchases          Sales

Cash Management                      -               -
Intermediate Duration     $ 40,537,215     $30,926,612
Fixed-Income               108,125,131      81,374,809


NOTE 6: UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS
The cost of investments for federal income tax purposes amounted to $69,852,773 for the Cash Management, $11,970,839 for the Intermediate Duration and $34,145,844 for the Fixed-Income at October 31, 1995. Gross unrealized appreciation and depreciation of investments at October 31, 1995 were as follows:

                             Gross            Gross             Net
                           Unrealized       Unrealized       Unrealized
Portfolio                 Appreciation     Depreciation     Appreciation

Cash Management                     -              -                  -
Intermediate Duration      $  156,945         $  935         $  156,010
Fixed-Income                1,048,299          1,345          1,046,954


NOTE 7: CAPITAL SHARE TRANSACTIONS
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Portfolio shares were as follows:

                                                              Mentor Cash
                                                          Management Portfolio
                                                              Period Ended
                                                                10/31/95*

Shares sold                                                    137,216,173
Shares issued upon reinvestment of distributions                 2,407,807
Shares redeemed                                                (69,627,001)
Change in net assets from capital share transactions            69,996,979

                                                        Mentor Intermediate
                                                        Duration Portfolio
                                                           Period Ended
                                                            10/31/95**

Shares sold                                                  855,389
Shares issued upon reinvestment of distributions              45,840
Shares redeemed                                               (2,488)
Change in net assets from capital
  share transactions                                         898,741

                                                       Mentor Fixed-Income
                                                            Portfolio
                                                           Period Ended
                                                            10/31/95***

Shares sold                                                 2,759,545
Shares issued upon reinvestment of distributions              120,672
Shares redeemed                                              (396,079)
Change in net assets from capital
  share transactions                                        2,484,138

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

MENTOR INSTITUTIONAL TRUST
INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
MENTOR INSTITUTIONAL TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Management Portfolio, Intermediate Duration Portfolio and Fixed Income Portfolio, portfolios of Mentor Institutional Trust (the Trust) as of October 31, 1995 and the related statements of operations, statements of changes in net assets and financial highlights for the period from December 5, 1994 (commencement of operations) to October 31, 1995 for the Cash Management Portfolio, for the period from December 19, 1994 (commencement of operations) to October 31, 1995 for the Intermediate Duration Portfolio and for the period from December 6, 1994 (commencement of operations) to October 31, 1995 for the Fixed-Income Portfolio. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio, Intermediate Duration Portfolio and Fixed Income Portfolio, portfolios of Mentor Institutional Trust as of October 31, 1995, and the results of their operations, the changes in their net assets and their financial highlights for the periods specified in the first paragraph above, in conformity with generally accepted accounting principles.

                                /s/ KPMG PEAT MARWICK LLP
                                    KPMG PEAT MARWICK LLP

Boston, Massachusetts
December 8, 1995

                                    SNAP FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 March 11, 1996


         SNAP Fund (the "Fund") is a series of shares of beneficial interest of Mentor Institutional Trust (the "Trust"), and a diversified, open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Fund dated March 8, 1996. A copy of the prospectus can be obtained upon request made to Mentor Investment Group, Inc. ("Mentor") at P.O. Box 1357,
Richmond,   Virginia 23286-0109, or by calling Mentor at 1-800-570-SNAP.

                                TABLE OF CONTENTS

CAPTION                                                             PAGE

GENERAL  .............................................................2
INVESTMENT RESTRICTIONS...............................................2
MANAGEMENT OF THE TRUST...............................................4
PRINCIPAL HOLDERS OF SECURITIES.......................................7
INVESTMENT ADVISORY AND OTHER SERVICES................................7
BROKERAGE.............................................................8
DETERMINATION OF NET ASSET VALUE.....................................10
TAX STATUS...........................................................11
INDEPENDENT ACCOUNTANTS..............................................13
CUSTODIAN............................................................13
PERFORMANCE INFORMATION..............................................13
SHAREHOLDER LIABILITY................................................14
OFFICERS OF COMMONWEALTH.............................................14
RATINGS..............................................................14
FINANCIAL STATEMENTS.................................................16

                                     GENERAL

         SNAP Fund (the "Fund") is a series of shares of beneficial interest of Mentor Institutional Trust (the "Trust"), a diversified, open-end investment company. Until July 1995, the Fund was known as Mentor Limited Duration Income Portfolio. The Trust is a Massachusetts business trust organized on February 8, 1994 as IMG Institutional Trust.

         Commonwealth Investment Counsel, Inc. ("CIC") serves as investment adviser to the Fund. CIC is a wholly owned subsidiary of Mentor Investment Group Inc., which is a wholly owned subsidiary of Wheat First Butcher Singer Inc. ("Wheat First Butcher Singer").

                             INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund, the Fund may not:

         1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or
                  (ii) more than 25% of the Fund's total assets would be invested in a single industry, except that the Fund may invest up to 100% of its assets in securities of issuers in the banking industry.

         2.       Acquire more than 10% of the voting securities of any issuer.

         3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         4. Issue any class of securities which is senior to the Fund's shares of beneficial interest.

         5. Purchase or sell securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

         6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

         7. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

         8. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by these investment restrictions.

         9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

         10. Make loans, except by purchase of debt obligations or other instruments in which the Fund may invest consistent with its investment policies or by entering into repurchase agreements.

         In addition, it is contrary to the current policy of the Fund, which policy may be changed without shareholder approval, to:

         1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

         2. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.


         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a prospectus with respect to the Fund, the other investment policies described in this Statement or in a prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.


         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE TRUST

         The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

                                            Position Held               Principal Occupation
Name and Address                            with Fund                   During Past 5 Years
----------------                            ---------                   -------------------

Stanley F. Pauley                           Trustee                     Chairman and Chief Executive
                                                                        Officer, E.R. Carpenter Company
                                                                        Incorporated; Trustee, The Mentor
                                                                        Funds; Trustee, Cash Resource Trust.

Louis W. Moelchert, Jr.                     Trustee                     Vice President of Business and
                                                                        Finance, University of Richmond;
                                                                        Trustee, The Mentor Funds; Trustee,
                                                                        Cash Resource Trust.


Thomas F. Keller                            Trustee                     Dean, Fuqua School of Business,
                                                                        Duke University; Trustee, The Mentor
                                                                        Funds; Trustee, Cash Resource Trust.

Arnold H. Dreyfuss                          Trustee                     Retired.  Formerly, Chairman and
                                                                        Chief Executive Officer, Hamilton
                                                                        Beach/Proctor-Silex, Inc.; Trustee,
                                                                        The Mentor Funds; Trustee, Cash
                                                                        Resource Trust.



                                                      -4-





*Daniel J. Ludeman                          Chairman;                   Chairman and Chief Executive  Officer
                                            Trustee                     since July 1991, Mentor Investment Group,
                                                                        Inc.; Managing  Director of Wheat,  First
                                                                        Securities,  Inc. since August 1989;
                                                                        Managing  Director  of Wheat First  Butcher
                                                                        Singer  since June 1991;  Director, Wheat First
                                                                        Securities, Inc. Mentor Income Fund, Inc.; Chairman,
                                                                        and Trustee, The Mentor Funds; Chairman and Trustee,
                                                                        Cash Resource Trust.



Troy A. Peery, Jr.                          Trustee                     President, Heilig-Meyers Company.
                                                                        Trustee, The Mentor Funds; Trustee,
                                                                        Cash Resource Trust.

Paul F. Costello                            President                   Managing Director, Mentor
                                                                        Investment Group, Inc. and Wheat
                                                                        First Butcher Singer; President,
                                                                        Mentor Income Fund, The Mentor
                                                                        Funds, and Cash Resource Trust;
                                                                        Executive Vice President and Chief
                                                                        Administrative  Officer,  America's  Utility
                                                                        Fund; Director, Mentor Perpetual Advisors,
                                                                        L.L.C. and Mentor Trust Company; formerly,
                                                                        Director, President and Chief Executive Officer,
                                                                        First Variable Life  Insurance  Company;
                                                                        President  and Chief  Financial  Officer,
                                                                        Variable Investors  Series Trust;  President and
                                                                        Treasurer,  Atlantic Capital & Research,
                                                                        Inc.;  Vice  President  and  Treasurer,
                                                                        Variable  Stock  Fund,  Inc.,  Monarch
                                                                        Investment  Series Trust, and GEICO Tax
                                                                        Advantage Series Trust;  Vice President,
                                                                        Monarch Life Insurance Company, GEICO
                                                                        Investment Services Company, Inc., Monarch
                                                                        Investment Services Company, Inc., and
                                                                        Springfield Life Insurance Company.





                                                      -5-





terry L. Perkins                            Treasurer                   Vice President,  Mentor Investment Group, Inc.;
                                                                        Treasurer,  Cash Resource Trust,
                                                                        Mentor Income Fund Inc., The Mentor Funds,
                                                                        and America's Utility Fund; formerly,
                                                                        Treasurer and Comptroller, Ryland Capital Management,
                                                                        Inc.


Michael Wade                                Assistant                   Associate  Vice  President,  Mentor  Investment  Group,
                                            Treasurer                   Inc.  since April 1994;
                                                                        Assistant  Treasurer,  Cash Resource Trust, Mentor
                                                                        Income Fund, Inc., The Mentor
                                                                        Funds, and America's  Utility Fund;  formerly,
                                                                        Senior  Accountant,  Wheat First
                                                                        Butcher Singer,  Inc., April 1993 through March 1994;
                                                                        Audit Senior, BDO Seidman,
                                                                        July 1989 through March 1993.






John M. Ivan                                Clerk                       Managing Director since October 1992, Director of
                                                                        Compliance since October 1992,
                                                                        Senior Vice President from 1990 to October 1992,
                                                                        and Assistant  General  Counsel
                                                                        since  1985,  Wheat,  First  Securities,   Inc.;
                                                                        Clerk,  Cash  Resource  Trust;
                                                                        Secretary, The Mentor Funds.

         The table below shows the fees paid to each Trustee by the Trust for the 1995 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1995 calendar year.

                                                                                Total compensation
                                    Aggregate compensation                              from all
Trustees                                    from the Trust                          complex funds
Daniel J. Ludeman                                $    0                               $         0
Arnold H. Dreyfuss                                 200                                     17,200
Thomas F. Keller                                   200                                     14,700
Louis W. Moelchert, Jr.                            200                                     16,700
Stanley F. Pauley                                  150                                     16,675
Troy A. Peery, Jr.                                 150                                     16,175

                                                      -6-

-------------

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of February 15, 1996, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of the Fund. To the knowledge of the Fund, no person owns beneficially or of record more than 5% of the outstanding shares of the Fund as of that date except the following. All of the shares of the Fund are registered in the nominee name of the Treasury Board, an agency of the Commonwealth of Virginia.




SNAP Fund:

    City of Chesapeake                           14.10%          131,381,564
    P.O. Box 15245
    Chesapeake, VA 23320

    City of Portsmouth                            5.50%           51,008,118
    P.O. Box 820
    Portsmouth, VA 23705


   All of the shares of the Fund are registered in the nominee name of the Treasury Board, an agency of the Commonwealth of Virginia.



                     INVESTMENT ADVISORY AND OTHER SERVICES

         CIC acts as investment adviser to the Fund pursuant to a Management Contract with the Trust. Subject to the supervision and direction of the Trustees, CIC, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund and of the Trust. CIC makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. CIC bears all expenses in connection with the performance of its services. In addition, CIC pays the salaries of all officers and employees who are employed by it and the Trust.

         CIC provides the Trust on behalf of the Fund with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Fund and for the other investment advisory clients of CIC and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in

CIC's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Wheat First Butcher Singer handles purchases and sales under guidelines approved by investment officers of the Trust. CIC employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the Fund.

         The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more series of the Trust, including the Fund, may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.

         Expenses incurred in the operation of the Fund or otherwise allocated to the Fund, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Fund.

         The Management Contract entered into by the Trust in respect of the Fund is subject to annual approval commencing in 1997 by (i) the Trustees or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or CIC, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the Fund's shares, or by CIC, as applicable.

                                    BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fund investing primarily in certain fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, CIC receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by CIC's managers and analysts. Where the services referred to above are not used exclusively by CIC for research purposes, CIC, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to CIC and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

         CIC places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. CIC seeks the best overall terms available for the Fund, except to the extent CIC may be permitted to pay higher brokerage commissions as described below. In doing so, CIC, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, CIC may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to CIC an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. CIC's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. CIC does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, CIC will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, CIC may consider sales of shares of the Fund (and, if permitted by law, of other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The Trust determines net asset value per share of the Fund twice each day the New York Stock Exchange (the "Exchange") is open, once at 12:00 noon and again at the close of regular trading on the New York Stock Exchange. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

         The valuation of the Fund's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by the Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

         The valuation of the Fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net income of the Fund is declared as a dividend each time it is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that the Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in the Fund.

         Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   TAX STATUS

         The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a series of Massachusetts business trust, the Fund will not under present law be subject to any excise or income taxes in Massachusetts.

         In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities and certain options, futures contracts, forward contracts, and foreign currencies) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         The Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

         As stated above, it is a policy of the Fund to meet the requirements of the code to qualify as a regulated investment company that is taxed pursuant to Subchapter M of the Code. One of these requirements is that less than 30% of the Fund's gross income must be derived from gains from sale or other disposition of securities held for less than three months. Accordingly, the Fund will be restricted in selling securities held or considered under Code rules to have been held less than three months.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             INDEPENDENT ACCOUNTANTS


         KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent auditors, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The audited financial statements incorporated by reference into or included in the Trust's prospectuses and Statement of Additional Information have been so included and incorporated in reliance upon the report of KPMG Peat Marwick LLP, the independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                    CUSTODIAN

         The custodian of the Fund, Central Fidelity National Bank, is located at 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261. Its responsibilities include generally safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

                             PERFORMANCE INFORMATION


         The yield of the Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. Based on the seven-day period ended December 31, 1995, the Fund's yield was 5.66% and its effective yield was 5.82%.

         All data for the Fund is based on past performance and does not predict future results.


                              SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.


                            OFFICERS OF COMMONWEALTH


R. PRESTON NUTTALL, CFA     MANAGING DIRECTOR, DIRECTOR OF CASH MANAGEMENT AND
                            PORTFOLIO MANAGER


Mr. Nuttall has more than thirty years of investment management experience. Prior to Commonwealth, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.


HUBERT R. WHITE III VICE PRESIDENT, PORTFOLIO MANAGER


Mr. White has eleven years of investment management experience. Prior to joining Commonwealth, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.


KATHRYN T. ALLEN                    VICE PRESIDENT, PORTFOLIO MANAGER

Ms. Allen has fourteen years of investment management experience and specializes in tax-free trades. Prior to joining Commonwealth, Ms. Allen was portfolio group manager at PNC Institutional Management Corporation. She has her undergraduate degree in commerce and business administration from the University of Alabama.


                                     RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

  (BULLET)         liquidity ratios are adequate to meet cash requirements;

  (BULLET)         long-term senior debt is rated "A" or better;

  (BULLET) the issuer has access to at least two additional channels of borrowing;

  (BULLET) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

  (BULLET) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

  (BULLET)         the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

  (BULLET)         evaluation of the management of the issuer;

  (BULLET) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

  (BULLET) evaluation of the issuer's products in relation to competition and customer acceptance;

  (BULLET)         liquidity;

  (BULLET)         amount and quality of long-term debt;

  (BULLET)         trend of earnings over a period of ten years;

  (BULLET) financial strength of parent company and the relationships which exist with the issuer; and

  (BULLET) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

SNAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------

                                                                      PRINCIPAL
                                                                       AMOUNT                     VALUE
-----------------------------------------------------------------------------------------------------------

BANKERS ACCEPTANCES - 21.23%
Bank of Nova Scotia, 5.59%, 4/17/96                                  $  7,500,000             $  7,375,389
Chase Manhattan Bank
     5.68%, 1/12/96 - 1/19/96                                           8,200,000                8,181,572
     5.70%, 1/26/96                                                    12,634,782               12,584,769
     5.62%, 2/5/96                                                      7,500,000                7,459,021
Citibank
     5.62%, 2/20/96                                                     4,000,000                3,968,778
     5.56%, 3/5/96                                                      3,000,000                2,970,347
Corestates Bank
     5.60%, 1/8/96                                                      5,000,000                4,994,556
     5.66%, 1/16/96                                                     5,000,000                4,988,208
     5.76%, 1/16/96                                                    10,000,000                9,976,000
     5.65%, 2/5/96                                                      5,200,000                5,171,436
     5.57%, 2/20/96                                                     2,000,000                1,984,528
     5.45%, 3/21/96                                                     5,000,000                4,939,444
First Bank Systems, 5.60%, 2/26/96                                      7,000,000                6,939,022
Harris Trust, 5.62%, 2/16/96                                            5,000,000                4,964,094
Mellon Bank
     5.67%, 1/9/96 - 1/10/96                                            6,242,754                6,234,101
     5.78%, 1/16/96                                                     4,800,000                4,788,440
     5.63%, 1/17/96                                                     2,700,000                2,693,244
     5.50%, 3/20/96                                                     4,800,000                4,742,067
     5.69%, 3/29/96                                                     7,400,000                7,297,074
     5.66%, 4/5/96                                                      1,000,000                  985,064
     5.42%, 5/16/96                                                     3,000,000                2,938,573
     5.35%, 6/7/96 - 6/21/96                                            2,000,000                1,950,958
National Bank of Detroit
     5.65%, 2/26/96                                                     3,500,000                3,469,239
     5.63%, 3/22/96                                                     1,500,000                1,480,999
Nations Bank
     5.68%, 2/12/96                                                     5,000,000                4,966,867
     5.63%, 3/5/96                                                      5,000,000                4,949,956
     5.50%, 3/18/96                                                    10,000,000                9,882,361
     5.58%, 4/24/96                                                     7,500,000                7,367,475
     5.44%, 5/10/96                                                     3,250,000                3,186,155
Republic National Bank, NY
     5.52%, 3/14/96 - 3/28/96                                          11,000,000               10,859,700
State Street Bank & Trust Company
     5.60%, 3/12/96 - 3/19/96                                           6,357,252                6,283,046
Wachovia Bank
     5.60%, 2/12/96                                                    20,120,000               19,988,549
-----------------------------------------------------------------------------------------------------------
TOTAL BANKERS ACCEPTANCES                                                                      190,561,032
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 27.69%
Abbey National North America, 5.71%, 1/12/96                         $  5,000,000             $  4,991,276
CIESCO, LP, 5.70%, 1/11/96                                             20,370,000               20,337,748
CS First Boston Group
     5.79%, 1/8/96                                                     15,000,000               14,983,113
     5.76%, 1/10/96                                                    15,000,000               14,978,400
Dupont E I De Nemours, 5.56%, 2/16/96                                  15,000,000               14,893,433
Ford Motor Credit, 5.72%, 1/8/96                                       14,000,000               13,984,429
General Electric
     6.03%, 1/4/96                                                     10,000,000                9,994,975
     5.50%, 4/4/96                                                     20,000,000               19,712,778
Internationale Nederland
     5.68%, 2/13/96                                                    20,000,000               19,864,311
     5.65%, 3/5/96                                                        300,000                  296,987
     5.61%, 3/15/96                                                    12,000,000               11,861,620
Merrill Lynch
     5.70%, 1/31/96 - 2/9/96                                           10,000,000                9,945,375
     5.67%, 3/29/96                                                    15,000,000               14,792,100
Morgan Stanley Group Inc.
     5.82%, 1/11/96                                                    20,000,000               19,967,667
     5.73%, 1/25/96                                                    20,000,000               19,923,600
Pemex Capital, Inc., 5.90%, 1/17/96                                    10,000,000                9,973,778
Rincon Securities, Inc.
     5.81%, 2/2/96                                                     12,000,000               11,938,026
     5.70%, 1/12/96                                                     9,000,000                8,984,325
     5.66%, 2/23/96                                                     7,250,000                7,189,587
-----------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                         248,613,528
-----------------------------------------------------------------------------------------------------------

CORPORATE NOTES- 9.87%
First of America, 6.45%, 6/4/96                                         6,550,000                6,569,063
First Union Bank
     5.77%, 1/12/96                                                     5,000,000                5,000,000
     5.73%, 2/12/96                                                    25,000,000               25,000,000
Harris Trust Bank Notes, 5.73%, 1/29/96                                25,000,000               25,000,000
National Bank of Detroit, 5.79%, 1/5/96                                17,000,000               17,000,000
Wachovia Bank, 5.76%, 1/12/96                                          10,000,000               10,000,000
-----------------------------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES                                                                           88,569,063
-----------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES AND AGENCIES - 9.40%
Federal Home Loan Bank, 5.58%, 2/16/96                                 10,000,000                9,928,700
Federal Home Loan Mortgage Corporation, 4.45%, 5/3/96                   3,000,000                2,987,411
Federal National Mortgage Association, 6.86%, 2/28/96                   8,500,000                8,513,761
U.S. GOVERNMENT SECURITIES AND AGENCIES (CONTINUED)
Student Loan Marketing Association (a)
     5.20%, 8/9/96 - 9/23/96                                        $  30,000,000            $  29,992,896
     5.30%, 8/4/97                                                     13,000,000               12,996,122
     5.22%, 11/24/97                                                   15,000,000               15,000,000
     5.26%, 1/13/99                                                     5,000,000                5,000,000
-----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES AND AGENCIES                                                   84,418,890
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 31.64%
Goldman, Sachs & Company
   Dated 12/29/95, 5.92%, Due 1/2/96; collateralized by
   $96,163,721 Federal National Mortgage Association,
   5.50% - 7.00%, 7/1/09 - 12/1/25                                     94,030,427               94,030,427
Lehman Brothers, Inc.
   Dated 12/29/95, 5.92%, Due 1/2/96; collateralized by
   $41,329,534 Federal National Mortgage Association,
   6.50%, 1/1/24                                                       40,000,000               40,000,000
Nationsbank Corporation
   Dated 12/29/95, 5.90%, Due 1/2/96; collateralized by
   $150,000,000 U.S. Treasury Notes, 6.75%, 5/31/99                   150,000,000              150,000,000
-----------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                    284,030,427
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.83%  (COST $896,192,940)                                                896,192,940
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES - 0.17%                                                            1,498,433
-----------------------------------------------------------------------------------------------------------

NET ASSETS - 100.00%                                                                          $897,691,373
-----------------------------------------------------------------------------------------------------------

Most bankers acceptances and commercial paper are traded at a discount. In such cases the rate shown represents the discount received at the time of purchase by the Fund.

(a) Floating Rate Securities- The rates shown are the effective rates at December 31, 1995.


See notes to financial statements.

SNAP FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)
---------------------------------------------------------------


ASSETS
Investments, at amortized cost (Note 2)
      Investment securities                       $612,162,513
      Repurchase agreements                        284,030,427
---------------------------------------------------------------
        Total investments                          896,192,940
Interest receivable                                  1,507,855
Deferred expenses (Note 2)                             318,486
---------------------------------------------------------------
    Total assets                                   898,019,281
---------------------------------------------------------------

LIABILITIES
Accrued advisory fee                                    58,205
Other liabilities                                      269,703
---------------------------------------------------------------
    Total liabilities                                  327,908
---------------------------------------------------------------

NET ASSETS                                        $897,691,373
---------------------------------------------------------------


Shares outstanding                                 897,691,373
Net asset value per share                         $       1.00
---------------------------------------------------------------

See notes to financial statements.

SNAP FUND
STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1995* (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest income                                               $18,653,160
-------------------------------------------------------------------------------

EXPENSES
     Advisory fees (Note 3)                                            276,448
     Custodian fees                                                     64,400
     Organization expenses (Note 3)                                     30,137
     Legal fees                                                          9,586
     Audit fees                                                          4,412
     Other                                                                 876
-------------------------------------------------------------------------------
         Total expenses                                                385,859
-------------------------------------------------------------------------------
Net investment income                                               18,267,301
-------------------------------------------------------------------------------

Net increase in net assets resulting from operations               $18,267,301
-------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                   PERIOD
                                                                   ENDED*
                                                                 12/31/95
                                                               (UNAUDITED)
                                                           --------------------
INCREASE IN NET ASSETS
OPERATIONS
     Net investment income                                     $    18,267,301
     Net realized gain on investments                                   --
-------------------------------------------------------------------------------
       Increase in net assets from operations                       18,267,301
-------------------------------------------------------------------------------

Distributions to shareholders from net investment income          (18,267,301)
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of shares                            1,406,368,293
     Reinvestment of dividends                                      18,267,301
     Cost of shares redeemed                                     (526,944,221)
-------------------------------------------------------------------------------
          Change in net assets from capital
            share transactions                                     897,691,373
-------------------------------------------------------------------------------
Net increase in net assets                                         897,691,373

NET ASSETS
     Beginning of period                                                --
-------------------------------------------------------------------------------
     End of period                                              $  897,691,373
-------------------------------------------------------------------------------

*For the period from July 24, 1995 (commencement of operations) to December 31, 1995.

See notes to financial statements.


SNAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------

                                        PERIOD
                                       ENDED**
                                       12/31/95
                                       (UNAUDITED)
                                      -------------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                       0.02
Net realized gain on investments             --
-------------------------------------------------
     Total from investment operations       0.02

Distributions from net investment          (0.02)
 income
-------------------------------------------------

NET ASSET VALUE, END OF PERIOD        $     1.00
-------------------------------------------------

Total Return                                2.55%
-------------------------------------------------

Ratios / Supplemental Data
-------------------------------------------------

Net assets, end of period (in
thousands)                             $ 897,691



Ratio of expenses to average net
  assets                                    0.12%

Ratio of net investment income to average
     net assets                             5.72%
-------------------------------------------------

(a) Annualized.

 ** For the period from July 24, 1995
    (commencement of operations)
    to December 31, 1995.

  * Includes net realized capital gains which were
    under $0.01 per share.
 ** For the period from July 1, 1995 to July 31, 1995.
  ~ Virginia State Non-Arbitrage Program (SNAP) was established March
    1, 1989, pursuant to the Local Government Non-Arbitrage Investment
    Act, to assist Virginia counties, cities, towns, agencies, institutions, and authorities with the investment of bond proceeds and related funds in compliance with arbitrage rebate requirements of the Internal
    Revenue  Code of  1986,  as amended.   On  July  24, 1995,
    SNAP was registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

See notes to financial statements.

SNAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1995 (Unaudited)
-------------------------------------------------------------------------------

NOTE 1: ORGANIZATION
SNAP Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a series of shares of beneficial interest of Mentor Institutional Trust, a Massachussetts business trust.

Prior to July 24, 1995, the Fund was known as the Mentor Limited Duration Portfolio and had no shares outstanding.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:

A. VALUATION OF SECURITIES
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

B. REPURCHASE AGREEMENTS
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers which are deemed by the Fund's investment adviser to be credit-worthy, only pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT TRANSACTIONS
Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method.

D. INTEREST INCOME AND EXPENSES
Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on investments. Expenses arising in connection with the operation of the Fund are recorded on the accrual basis and paid from the income of the Fund. Organizational expenses are related to registration of the Fund as Regulated Investment Company. Such expenses are being amortized on a straight-line method over 60 months.

E. DISTRIBUTIONS TO SHAREHOLDERS
Dividends, equal to the net investment income plus or minus any net realized gains or losses, are declared daily and paid monthly.

SNAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

F. FEDERAL INCOME TAXES
No provision for federal income taxes has been made as it is the Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gain.

NOTE 3: INVESTMENT MANAGEMENT FEES
The Fund has entered into an Investment Management Agreement with Commonwealth Investment Counsel, Inc. ("Commonwealth") to provide investment advisory services to the Fund. The Fund pays advisory fees to Commonwealth monthly at the following annual rates expressed as percentage of the average daily net assets of the Fund:

    Average Daily Net Assets                 Rate
    -------------------------            --------------
    First        $500 million                0.09%

    Next         $250 million                0.08%

    Next         $250 million                0.07%
    Next         $250 million                0.06%
    Over         $1.25 million               0.05%


NOTE 4: INVESTMENTS
In accordance with Statement No. 3 of the Governmental Accounting Standards Board, credit risk is the risk that an investor may not be able to obtain possession of its investment instrument or collateral at maturity. Risk category 1 includes investments that are insured or registered or for which the securities are held by the investor or its agent in the investor's name. Risk category 2 includes uninsured or unregistered investments for which the securities are held by the broker's or dealer's trust department or agent in the investor's name. Risk category 3 includes uninsured or unregistered investments for which the securities are held by the broker or dealer, or by its trust department or agent but not in the investor's name. All investments held at December 31, 1995 are in risk category 1.

NOTE 5: CAPITAL SHARE INFORMATION
Net assets consist entirely of paid-in-capital applicable to 897,691,373 no par value shares of beneficial interest outstanding. An unlimited number of shares have been authorized.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements and Supporting Schedules (Included in Parts A and B)

     (1) Mentor Cash Management Portfolio, Mentor Fixed-Income Portfolio, and Mentor Intermediate Duration Portfolio:


                Statement  of  Assets  and  Liabilities  --  October  31,  1995.
                Statement of Operations -- period ended October 31, 1995. Statement of Changes in Net Assets -- period ended October 31, 1995.
                Financial Highlights.
                Notes to Financial Statements.
                Portfolio of Investments -- October 31, 1995.
                Independent Auditors Report


     (2)     SNAP FUND (unaudited):


                Statement of Assets of Liabilities -- December 31, 1995. Statement of Operations -- six months ended December 31, 1995. Statement of Changes in Net Assets -- six months ended December
                  31, 1995.
                Financial Highlights.
                Notes to Financial Statements.
                Portfolio of Investments -- December 31, 1995.

(b)      Exhibits

     (1)
         (A)    -   Agreement and Declaration of Trust.1
         (B)    -   Amendment to Agreement and Declaration of Trust.4
     (2)        -   Bylaws.1
     (3)        -   Inapplicable.
     (4)
         (A)    -   Form of certificate representing shares of beneficial
                    interest for each of the Portfolios.1
         (B)    -   Portions of Agreement and Declaration of Trust Relating to
                    Shareholders' Rights.1
         (C)    -   Portions of Bylaws Relating to Shareholders' Rights.1
     (5)
         (A) - Form of Management Contract.1 (B) - Form of Management Contract (SNAP Fund).5
         (C) - Form of Management  Contract (Mentor  International  Portfolio).6
         (D) - Form of Administration Agreement.1
     (6) (A)    -   Form of Distribution Agreement.2

     (6) (B)    -   Form of Assignment of Distribution Agreement.5
     (7)        -   Inapplicable.
     (8)
         (A) - Form of Custody Agreement.1
         (B) - Form of Custody Agreement (SNAP Fund).5
         (C) - Form of Transfer Agency and Services Agreement.3
         (D) - Form of Transfer Agency and Services Agreement (SNAP Fund).5
     (9)     - Inapplicable.
     (10)    - Opinion of counsel, including consent.3
     (11)    - Consent of Independent Accountants.7
     (12)    - Inapplicable.
     (13)    - Inapplicable.
     (14)    - Inapplicable.
     (15)    - Inapplicable.
     (16)    - Schedules for Computation of Performance.7
     (27)(a)    Financial Data Schedule -- Mentor Cash Management Portfolio 7
         (b)    Financial Data Schedule -- Mentor Intermediate Duration
                Portfolio 7
         (c)    Financial Data Schedule -- Mentor Fixed-Income Portfolio 7
         (d)    Financial Data Schedule -- SNAP Fund 7


     1   Incorporated   herein  by   reference  to  the   Registrant's   initial
         Registration Statement on Form N-1A under the Investment Company Act of 1940 filed on April 15, 1994.

     2 Incorporated herein by reference to Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28, 1994.

     3 Incorporated herein by reference to Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed on November 18, 1994.

     4 Incorporated herein by reference to Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed on July 3, 1995.

     5 Incorporated herein by reference to Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed on July 24, 1995.

     6 Incorporated herein by reference to Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on September 5, 1995.

     7   Filed herewith.

Item 25. Persons Controlled by or Under Common Control with Registrant

            None.

Item 26. Number of Record Holders of Securities

            The following table shows the number of holders of record of shares of beneficial interest of each series of shares of beneficial interest of Mentor Institutional Trust as of February 1, 1996.

                                                       Number of Record
                  Series                                    Holders

         Mentor Cash Management Portfolio                     62
         SNAP Fund                                           432
         Mentor Intermediate Duration Portfolio               10
         Mentor Fixed-Income Portfolio                        10
         Mentor International Portfolio                        1


Item 27.  Indemnification

     The information required by this item is incorporated herein by reference from the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-8484).

Item 28. Business and Other Connections of Investment Adviser

         (a) Commonwealth Investment Counsel, Inc., the investment adviser of the Mentor Cash Management, Fixed-Income, and Intermediate Duration Portfolios and the SNAP Fund, serves as investment adviser to Cash Resource Trust, Mentor Balanced Portfolio, Mentor Quality Income Portfolio, and Mentor Short-Duration Portfolio, each of which is an open-end investment company, and Mentor Income Fund, Inc., a closed-end investment company.

         The following is additional information with respect to the directors and officers of Commonwealth Investment Counsel, Inc.:

                                                              OTHER SUBSTANTIAL
                                                              BUSINESS, PROFESSION,
                                                              VOCATION OR EMPLOYMENT
                                 POSITION WITH THE            DURING THE PAST TWO
NAME                             INVESTMENT ADVISER           FISCAL YEARS


John G. Davenport               President; Director            None

William F. Johnston, III        Senior Vice President          None

P. Michael Jones                Senior Vice President          None


                                                      -3-




R. Preston Nuttall              Senior Vice President         Formerly, Senior Vice
                                                              President, Capitoline
                                                              Investment Services, 919
                                                              East Main Street,
                                                              Richmond, VA 23219

Mary A. Beeghly                 Vice President                None

John J. Kelly                   Vice President                None

William H. West, Jr.            Vice President                Vice President, Mentor
                                                              Income Fund, Inc., 901
                                                              East Byrd Street,
                                                              Richmond, VA 23219;
                                                              formerly, Vice President of
                                                              Ryland Capital
                                                              Management, Inc., 11000
                                                              Broken Land Parkway,
                                                              Columbia, MD 21044;
                                                              formerly, Vice President,
                                                              RAC Income Fund, Inc.,
                                                              11000 Broken Land
                                                              Parkway, Columbia, MD
                                                              21044

Steven C. Henderson             Vice President                None

Stephen R. McClelland           Associate Vice President      Formerly, Associate Vice
                                                              President, Mentor
                                                              Investment Group, Inc.,
                                                              901 East Byrd Street,
                                                              Richmond, VA  23219

Thomas Lee Souders              Treasurer                     Managing Director and
                                                              Chief Financial Officer,
                                                              Wheat,  First Securities,
                                                              Inc., 901 East Byrd Street,
                                                              Richmond,  VA  23219;
                                                              Trustee,  Mentor  Series
                                                              Trust,  901 East  Byrd
                                                              Street, Richmond, VA
                                                              23219; formerly, Manager
                                                              of Internal Audit, Heilig
                                                              Myers;  formerly, Manager,
                                                              Peat Marwick & Mitchell
                                                              & Company

John Michael Ivan               Secretary                     Managing Director, Senior
                                                              Vice President and
                                                              Assistant General Counsel,
                                                              Wheat, First  Securities,
                                                              Inc.,  901 East Byrd Street,
                                                              Richmond,  VA 23219;
                                                              Managing Director and
                                                              Assistant Secretary, Wheat
                                                              First Butcher Singer, Inc.
                                                              (formerly WFS Financial
                                                              Corporation),  901 East
                                                              Byrd Street,  Richmond,
                                                              VA 23219; Clerk, Cash
                                                              Resource Trust, 901 East
                                                              Byrd Street,  Richmond,
                                                              VA 23219; Secretary, The
                                                              Mentor Funds, 901 East
                                                              Byrd Street, Richmond,
                                                              VA 23219


         (b) The following is additional information with respect to Mentor Perpetual Advisors, L.L.C., the investment adviser to the Mentor International
Portfolio:

                                         POSITION WITH                           VOCATION OR EMPLOYMENT
         NAME                         INVESTMENT ADVISER                    DURING THE PAST TWO FISCAL YEARS

Scott A. McGlashan                        President                           Director, Perpetual
                                                                              Portfolio Management
                                                                              Limited

Martyn Arbib                              Director                            Chairman, Perpetual
                                                                              Portfolio Management
                                                                              Limited

Roger C. Cornick                          Director                            Deputy Chairman -
                                                                              Marketing, Perpetual
                                                                              Portfolio Management
                                                                              Limited

Paul F. Costello                          Director                            Managing Director,
                                                                              Mentor Investment Group,
                                                                              Inc. and Managing
                                                                              Director, Wheat First
                                                                              Butcher Singer, Inc.

Daniel J. Ludeman                         Director                            Chairman and Chief
                                                                              Executive Officer, Mentor
                                                                              Investment Group;
                                                                              Managing Director, Wheat
                                                                              First Securities, Inc.;
                                                                              Managing Director, Wheat
                                                                              First Butcher Singer, Inc.

David S. Mossop                           Director                            Director, Perpetual
                                                                              Portfolio Management
                                                                              Limited

Richard J. Rossi                          Director                            Managing Director,
                                                                              Mentor Investment Group,
                                                                              Inc.


Item 29. Principal Underwriters

            (a) Mentor Distributors, Inc. currently is acting as principal underwriter for The Mentor Funds and Cash Resource Trust.

            (b) The following is information concerning officers and directors of Mentor Distributors, Inc.:


NAME AND PRINCIPAL                       POSITION AND OFFICES            POSITIONS AND OFFICES
BUSINESS ADDRESS                         WITH UNDERWRITERS               WITH REGISTRANT

Peter J. Quinn, Jr.                      President and                          --
901 East Byrd Street                     Director, Mentor
Richmond, VA  23219                      Distributors, Inc.

Paul F. Costello                         Senior Vice President,               President
901 East Byrd Street                     Mentor Distributors,
Richmond, VA  23219                      Inc.

Thomas Lee Souders                       Treasurer, Mentor                      --
901 East Byrd Street                     Distributors, Inc.
Richmond, VA  23219

John Mark Harris                         Secretary, Mentor                      --
901 East Byrd Street                     Distributors, Inc.
Richmond, VA  23219

John Michael Ivan                        Assistant Secretary,                 Secretary
901 East Byrd Street                     Mentor Distributors,
Richmond, VA  23219                      Inc.


         (c) Registrant has no principal underwriter who is not an affiliate of the Registrant.

Item 30.       Location of Accounts and Records

               Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Secretary, John M. Ivan, Registrant's custodians, Investors Fiduciary Trust Company ("IFTC") (all Portfolios other than SNAP Fund), and Central Fidelity National Bank (SNAP Fund only), and Registrant's transfer agents, State Street Bank and Trust Company (through Boston Financial Data Services, Inc. ("BFDS")) (all Portfolios other than SNAP Fund), and Central Fidelity National

Bank (SNAP Fund only). The address of the Secretary is 901 East Byrd Street, Richmond, Virginia, 23219. The address of BFDS is 2 Heritage Drive, North Quincy, Massachusetts 02171. The address of IFTC is 127 West 10th Street, Kansas City, Missouri, 64105. The address of Central Fidelity National Bank is 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261.

Item 31.       Management Services

               None.

Item 32.       Undertakings

(a) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request are without change.

(b)            Inapplicable.

(c)  Inapplicable.

(d) The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.


                                                      NOTICE

               A copy of the Agreement and Declaration of Trust of Mentor Institutional Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                                    SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 8th day of March, 1996.

                                                     MENTOR INSTITUTIONAL TRUST



                                                        By: /s/ PAUL F. COSTELLO
                                                            Paul F. Costello
                                                            Title:  President

              Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.


         SIGNATURE                         TITLE                                 DATE

--------------------------------           Trustee
Arnold H. Dreyfuss


--------------------------------           Trustee
Thomas F. Keller


            *                              Trustee                          March 8, 1996
--------------------------------
Daniel J. Ludeman


             *                             Trustee                          March 8, 1996
--------------------------------
Louis W. Moelchert, Jr.


                                                -9-


             *                             Trustee                          March 8, 1996
--------------------------------
Stanley F. Pauley


             *                             Trustee                          March 8, 1996
---------------------------------
Troy A. Peery, Jr.


/s/ PAUL F. COSTELLO                       President                        March 8, 1996
---------------------------
Paul F. Costello                           (Principal  Executive Officer)



/s/ TERRY L. PERKINS                       Treasurer                        March 8, 1996
--------------------------
Terry L. Perkins                           (Principal Financial and
                                              Accounting Officer)


*By /s/ PAUL F. COSTELLO                                                    March 8, 1996
   ----------------------
       Paul F. Costello
       Attorney-in-Fact


                                                   EXHIBIT INDEX


                     Exhibit                            Page
(11)                 Consent of Independent
                     Accountants

(16)                 Schedule for Computation of
                     Performance

(27)(a)              Financial Data Schedule --
                     Mentor Cash Management
                     Portfolio

(27)(b)              Financial Data Schedule --
                     Mentor Intermediate
                     Duration Portfolio

(27)(c)              Financial Data Schedule --
                     Mentor Fixed-Income
                     Portfolio

(27)(d)              Financial Data Schedule --
                     SNAP Fund






                                                      -11-